Filed with the Securities and Exchange Commission on February 26, 2010
1933 Act Registration File No. 333-100289
1940 Act File No. 811-21210

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 13	☒

(Check appropriate box or boxes.)

Alpine Income Trust
 (Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
                             Purchase, NY 10577-2540
(Address and Zip Code of Principal Executive Offices)

                                                     1-888-785-5578
Registrant's Telephone Number, including Area Code

Samuel A. Lieber
Alpine Management & Research, LLC
2500 Westchester Avenue, Suite 215
                                                                                                Purchase, NY 10577-2540

(Name and Address of Agent for Service)
    Copies of all communications to:
Thomas R. Westle, Esq.
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
                                                                                      New York, NY 10174

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 27, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Alpine Ultra Short Tax Optimized Income Fund
(ATOAX)

Adviser Class

PROSPECTUS

A Series of Alpine Income Trust
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

For more information call 1-888-785-5578
or
View our website at www.alpinefunds.com

Dated February 27, 2010

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon on the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

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Summary Section
1

About the Fund
5

The Fund’s Investments and Related Risks
6

Management of the Fund

8	Portfolio Manager

Net Asset Value
9

How to Buy Shares
10

How to Redeem Shares
10	Redemption Fees
10	Additional Redemption Information
11	Tools to Combat Frequent Transactions

Distribution of Fund Shares
12	Distributor
12	Distribution and Shareholder Servicing Plan
12	Additional Information

Dividends, Distributions and Taxes
13	Dividends and Distributions
13	Taxes

Financial Highlights
15

Notice of Privacy Policy
16

Additional Information
17

Summary Section

Alpine Ultra Short Tax Optimized Income Fund

Investment Objective
The investment objective of the Alpine Ultra Short Tax Optimized Income Fund (the “Fund”) is to seek high after-tax current income consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.50%
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount redeemed within one month or less of purchase)	0.25%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.05%
Less: Fee Waiver / Expense Reimbursements	-0.10%
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursements (1)	0.95%

(1)  Effective December 1, 2009, Alpine Woods Capital Investors, LLC (the “Adviser”) has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 0.95% of the Fund’s Adviser class’ average net assets.  Subject to annual approval by the Board of Trustees (the “Board of Trustees”) of Alpine Income Trust (the “Trust”), this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$324	$570	$1,274

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
1

Principal Investment Strategies
The Fund invests its assets in a combination of municipal obligations that pay interest that is free from federal income tax (other than AMT) and taxable debt obligations.  The Fund expects that at least 80% of its net assets will normally be invested in tax-exempt obligations. The taxable debt obligations in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, domestic corporate debt obligations, mortgage-related and asset-backed securities and money market instruments.  The Fund may also invest in municipal derivative securities issued by partnerships and grantor trusts, which allows it to receive principal and interest payments related to underlying municipal bonds or notes.  The Fund will hold these securities if it receives an opinion of legal counsel that the interest paid by them will be tax exempt.  In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return.  Under normal circumstances, the Fund expects its average portfolio maturity to be two years or less. The obligations in which the Fund invests must, at the time of purchase, be rated investment grade, as determined by the various rating agencies, or if unrated, of comparable quality as determined by the Adviser.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management.  In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest and seeks to enhance performance and manage risk by underweighting or overweighting particular sectors.  Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund.  The Adviser also considers economic factors to develop strategic forecasts as to the direction of interest rates which are then used to establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary.  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Tax Optimized Strategy. The Fund attempts to achieve high after-tax returns, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations.  Through a variety of tax-efficient strategies, the Adviser seeks to limit the portion of the Fund’s distributions that will be taxable as ordinary income.  The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability.

Principal Investment Risks
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.  It is possible to lose money by investing in the Fund.  By itself, the Fund does not constitute a balanced investment program.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.
•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.
•
Fixed Income Securities Risk — Fixed income securities are subject to credit risk and market risk.  Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

•	Interest Rate Risk — Interest rates may rise, resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities.
•
Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

•
Tax Risk — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable.  Additionally, maximizing after-tax income may require trade-offs that reduce pre-tax income.  The Fund’s tax-aware strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it.  There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.

•	Liquidity Risk — Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due.
•
Credit Risk — The credit quality and liquidity of the Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments.

2

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.
•	Derivative Securities Risk — The Fund may invest in municipal derivative securities which are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
•
Mortgage Related and Asset Backed Securities Risk — These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the owner.  This could reduce the Fund’s share price and its income distributions.

Performance
The bar chart and table below show how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund for full calendar years.  The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown.  The table below compares the Fund’s performance over time to the Fund’s benchmarks.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.
.

Alpine Ultra Short Tax Optimized Income Fund
Calendar Year Total Returns as of 12/31 Each Year: Adviser Class

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
1.11%	6/30/05	-0.01%	3/31/05

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Average Annual Total Returns
(For the periods ending December 31, 2009)

Alpine Ultra Short Tax Optimized Income Fund (Adviser Class)	1 Year	5 Year	Since Inception March 30, 2004
Return Before Taxes	2.52%	3.29%	2.96%
Return After Taxes on Distributions	2.51%	3.08%	2.71%
Return After Taxes on Distributions and Sale of Fund Shares	2.51%	3.08%	2.74%
Barclays Capital Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes)	3.49%	3.42%	3.05%
Lipper Short Municipal Debt Funds Average	5.26%	2.53%	2.38%

After-tax returns are calculated using the historical highest individual marginal federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  The “Return After Taxes on Distributions and Sale of Fund shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Management
Investment Adviser
Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Manager
Mr. Steven C. Shachat, Managing Director for the Adviser since 2002, is the portfolio manager primarily responsible for the investment decisions of the Fund and has managed the Fund since its inception.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day the NYSE is open by contacting your financial intermediary.   The minimum initial amount of investment in the Fund is $2,500.  There is no minimum for subsequent investments.

Tax Information
The Fund attempts to invest primarily in tax-exempt obligations, however, to the extent that the Fund’s distributions are taxable, they will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

4

About the Fund

This Prospectus describes the Adviser class of shares for the Alpine Ultra Short Tax Optimized Income Fund.

The Fund’s investment objective is a non-fundamental policy.  If the Board of Trustees determines to change the Fund’s non-fundamental policy, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy.

Principal Investment Strategies

The Fund invests its assets in a combination of municipal obligations that pay interest that is free from federal income tax (other than AMT) and taxable debt obligations.  The particular combination and relative weightings of municipal obligations and taxable debt obligations comprising the Fund’s investment portfolio will vary over time, depending on the types of investments that the Fund’s Adviser believes will generate the highest after-tax current income consistent with preservation of capital.  The Fund expects that at least 80% of its net assets will normally be invested in tax-exempt obligations.  The taxable debt obligations in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, domestic corporate debt obligations, mortgage-related and asset-backed securities and money market instruments.  In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return.  The obligations in which the Fund invests may be of any maturity.  Under normal circumstances, the Fund expects its average portfolio maturity to be two years or less.

The obligations in which the Fund invests must, at the time of purchase, be rated as investment grade by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, be determined by the Adviser to be of comparable quality.  When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO.  If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management.  In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest.  The Adviser seeks to enhance performance and to manage risk by underweighting or overweighting particular sectors.  Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund.  The Adviser considers economic factors to develop strategic forecasts as to the direction of interest rates.  Based on these forecasts, the Adviser establishes the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements.  For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements.  The Fund’s duration will be shorter than the Fund’s average maturity because the maturity of an obligation only measures the time remaining until final payment of principal is due.  The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary.

Tax Optimized Strategy.  Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations.  By contrast, the Fund attempts to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations.  The Fund seeks to achieve returns primarily in the form of current income and price appreciation.  Among the techniques and strategies used in the tax-efficient management of the Fund are the following:

•	analyzing after-tax returns of different securities in the fixed-income market;
•	attempting to minimize net realized short-term gains;
•	in selling appreciated securities, selecting the most tax-favored share lots; and
•	when appropriate, selling securities trading below their tax cost to realize losses.

In managing the Fund’s investments, the Adviser seeks to reduce, but not to eliminate, the taxes incurred by shareholders in connection with the Fund’s investment income and realized capital gains.  Consistent with this goal, the Adviser seeks to limit the portion of the Fund’s distributions that will be taxable as ordinary income.  The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability.  There is no assurance that taxable distributions can be avoided.
5

Main Risks

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.  It is possible to lose money by investing in the Fund.  By itself, the Fund does not constitute a balanced investment program.

The Fund’s share price and total return will vary, primarily in response to changes in interest rates.  How well the Fund’s performance compares to that of similar fixed income funds will depend on the success of the investment process.  Although any rise in interest rates is likely to cause a fall in the prices of debt obligations, the Fund’s comparatively short duration is intended to help keep its share price within a relatively narrow range.  The Fund will generally earn less income and, during periods of declining interest rates, may provide lower total returns than funds with longer durations.  Because of the high sensitivity of the Fund’s mortgage related and asset-backed securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if the Fund did not hold these securities.  The Fund’s mortgage-related and asset-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, and, like any bond, due to default.

Maximizing after-tax income may require trade-offs that reduce pre-tax income.  Investors can expect the Fund generally to distribute a smaller percentage of its returns each year than most other mutual funds.  The Fund’s tax-aware strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it.  There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.

The Fund’s Investments and Related Risks

This section provides additional information regarding the securities in which the Fund invests, the investment techniques it uses and the risks associated with the Fund’s investment program.  A more detailed description of the Fund’s investment policies and restrictions, and additional information about the Fund’s investments, is contained in the Statement of Additional Information (“SAI”).

Management Risk — Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Market Risk — Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Interest Rate Risk — Interest rate risk is the risk of a change in the price of debt obligations when prevailing interest rates increase or decline.  In general, if interest rates rise, the prices of debt obligations fall, and if interest rates fall, the prices of debt obligations rise.  Changes in the values of debt obligations usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund’s shares.  Interest rate risk is generally greater for debt obligations with longer maturities.

Issuer Risk — Issuer risk is the possibility that changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.  This could result in a decrease in the price of the obligation and in some cases a decrease in income.

Special Risks — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable.  Municipal obligations that are backed by the issuer’s taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments.  These municipal obligations may be vulnerable to legal limits on a government’s power to raise revenue or increase taxes.  Other municipal obligations, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source.  These obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the obligations.
6

Liquidity Risk — Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due.  This could decrease the Fund’s income or hurt its ability to preserve capital and liquidity.

Credit Risk — The credit quality and liquidity of the Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments.  Adverse changes in the credit quality of these third parties could cause losses to the Fund and affect its share price.

Derivative Securities Risk — The Fund may invest in municipal derivative securities issued by partnerships and grantor trusts, which allows it to receive principal and interest payments related to underlying municipal bonds or notes.  The Fund will hold these securities if it receives an opinion of legal counsel that the interest paid by them will be tax exempt.  However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

The Fund may invest in debt obligations of municipal issuers and of the U.S. government, its agencies or instrumentalities and corporate issuers.  It may also invest in money market instruments, which are high quality short-term debt obligations.  The Fund may invest in mortgage-related and asset-backed securities.  The securities in which the Fund may invest may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity.  The Fund invests primarily in investment grade debt obligations.  These include debt obligations rated at the time of purchase by the Fund BBB or better by S&P or Baa or better by Moody’s or the equivalent by another NRSRO or, if unrated, determined to be of comparable quality by the Adviser.

The Fund may invest in mortgage-related and asset-backed securities.  Mortgage-related securities are securities that represent interests in pools of mortgages whereby the principal and interest paid every month is passed through to the holders of the securities.  Asset-backed securities are securities that represent interests in a stream of payments from specific assets, such as auto or credit card receivables.  These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This could reduce the Fund’s share price and its income distributions.

The Fund may enter into repurchase agreements.  A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or dealer) to repurchase the security at an agreed upon price and specified future date.  The repurchase price reflects an agreed upon interest rate for the time period of the agreement.  The Fund’s risk is the inability of the seller to pay the agreed upon price on the delivery date.  However this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default.  In such a case, the Fund may incur costs in disposing of the security which would increase the Fund’s expenses.  The Adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

The Fund may change any of the investment policies described above (and its investment objective) without shareholder approval.  The Fund will not change its investment objective without providing at least 60 days’ prior notice to shareholders.  During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, debt securities, including money market instruments, or it may hold cash.  The Fund will not be pursuing its investment objective in these circumstances.

Municipal obligations are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia and their political subdivisions, agencies, and instrumentalities.  Municipal obligations can be issued to obtain money for public purposes or for privately operated facilities or projects.  Municipal obligations may pay interest that is exempt from federal income tax.  Examples of municipal obligations are general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations.

The Adviser determines an investment’s credit quality rating at the time of investment by conducting credit research and analysis and by relying on ratings and reports issued by NRSROs.  If an investment is not rated, the Adviser relies on its credit research and analysis to rate the investment.  The Fund may invest in illiquid securities.  Illiquid securities include securities that have legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements maturing in more than seven days.  Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which the Fund is carrying the securities.  The Fund may hold up to 15% of the value of its net assets in illiquid securities.
7

The Fund may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “1933 Act”).  Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded.  The Adviser determines liquidity of Rule 144A securities held by the Fund according to guidelines adopted by the Board of Trustees.  The Board of Trustees monitors the application of those guidelines.  Restricted securities eligible for resale pursuant to Rule 144A, which are determined to be liquid under these guidelines, are not subject to the limit on the Fund’s investments in illiquid securities.

The Fund may enter into transactions to purchase a security on a when-issued or delayed delivery basis in which it commits to buy a security, but does not pay for or take delivery of the security until some specified date in the future.  The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement.  At the time of settlement, the value of a security may be less than its purchase price.  When entering into these transactions, the Fund relies on the other party to consummate the transactions; if the other party fails to do so, the Fund may be disadvantaged.  The Fund does not intend to purchase securities on a when-issued or delayed delivery basis for speculative purposes, but only in furtherance of its investment objective.

Portfolio Turnover Risk — The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund.  The Fund's portfolio turnover rates for the fiscal years ended 2009 and 2008 were 16% and 129%, respectively.  Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports will be available by contacting Alpine Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-888-785-5578 or electronically on the Funds’ website at http://www.alpinefunds.com.

Management of the Fund

The management of the Fund is supervised by the Board of Trustees.  Alpine Woods Capital Investors, LLC, located at 2500 Westchester Avenue, Suite 215, Purchase, New York, 10577-2540, serves as the investment adviser of the Fund.  The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Advisers Act.  The Adviser is a privately owned investment management firm that manages a family of open-end mutual funds (the “Alpine Funds”), three closed-end funds and also provides institutional investment management.  The Adviser began conducting business in March 1998 and had approximately $6.7 billion in assets under management as of December 31, 2009.  The Adviser is a Delaware limited liability company organized on December 3, 1997.  All membership interests in the Adviser are owned by Alpine Woods, L.P. Mr. Samuel A. Lieber has a majority interest in this partnership and is the controlling person of its general partner.  He co-founded the Adviser in 1998 with his father, Stephen A. Lieber.

Under the general supervision of the Fund’s Board of Trustees, the Adviser will carry out the investment and reinvestment of the managed assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations.  The Adviser will furnish to the Fund investment advice and office facilities, equipment and personnel for servicing the investments of the Fund.  The Adviser will compensate all Trustees and officers of the Fund who are members of the Adviser’s organization and who render investment services to the Fund, and will also compensate all other Adviser personnel who provide research and investment services to the Fund.  In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly fee computed at the annual rate of 0.75% of the average daily net assets of the Fund.  The total estimated annual expenses of the Fund are set forth in the section titled, “Fees and Expenses of the Fund.”  For the fiscal year ended October 31, 2009, the Adviser received from the Fund advisory fees of 0.55% of the average daily net assets of the Fund, net of waivers.
8

Effective December 1, 2009, The Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to assure that ordinary operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.95% of the Fund’s Adviser class’ average daily net assets.  The Fund has agreed to repay the Adviser in the amount of any fees waived and expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation from the prior three years to be exceeded.  This arrangement will remain in effect unless and until the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds or the Adviser as that term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”),  approves its modification or termination.

A discussion regarding the basis for Board approval of the Fund’s investment advisory agreement will be available in the Fund’s Semi-Annual Report to Shareholders dated April 30, 2010.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. If transactions on behalf of more than one fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity.    In addition, under its arrangements with unregistered funds that it manages, the Adviser receives a portion of the appreciation of such funds’ portfolios. This may create an incentive for the Adviser to allocate attractive investment opportunities to such funds.  Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be fair and equitable under the circumstances. The SAI provides additional information regarding such allocation policies.

Portfolio Manager

Steven C. Shachat serves as portfolio manager of the Fund and is the person who has day-to-day responsibility for managing the Fund’s investment portfolio.  Mr. Shachat, a Managing Director, has been with the Adviser since September 2002.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities in the Fund.

Net Asset Value

The net asset value of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares.  The price at which a purchase or redemption is effected is based on the net asset value next computed after the Fund or its agents receive your request in good order.  All requests received in good order before 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange (the “NYSE”), whichever occurs earlier (the “cut off time”), will be executed at the net asset value computed on that same day.  Requests received after the cut off time (except for requests made in accordance with existing laws on behalf of certain retirement accounts and other omnibus accounts (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, Money Purchase Pensions Plans, accounts held under trust agreements at a trust institution, accounts held at a brokerage, or “Fund Supermarkets”)) will receive the next business day’s net asset value. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations.  If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees of the Trust.  Non-dollar denominated securities are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities.

In computing the value of Fund’s net assets, securities held by the Fund are valued at their current market values determined on the basis of market quotations.  If market quotations are not readily available, securities are valued at fair value as determined by the Board.
9

How to Buy Shares

You may purchase shares of the Fund through your financial intermediary on any day the NYSE is open.  The minimum initial investment in the Fund is $2,500.  The minimum may be waived in certain situations.  There is no minimum investment requirement for subsequent investments.  The offering price of each share will be the next determined net asset value plus the 0.50% sales charge. The 0.50% sales charge may be waived on shares purchased through certain financial intermediaries that have entered into contractual agreements with the Fund’s distributor.

Certain intermediaries, including broker-dealers have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  Orders placed through an intermediary will be deemed to have been received and accepted by the Fund when the intermediary accepts the order.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the appropriate price after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

In compliance with the USA PATRIOT Act of 2001, please note that the financial intermediary will verify certain information on your account as part of the Fund’s Anti-Money Laundering Program.  As requested by your intermediary, you must supply your full name, date of birth, social security number and permanent street address.

How to Redeem Shares

You may redeem shares of the Fund through your financial intermediary on any day the NYSE is open.  The price you will receive is the net asset value per share next computed after your redemption request is received in proper form.  Redemption proceeds generally will be sent to you within seven days.  However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to twelve business days).  Once a redemption request has been placed, it is irrevocable and may not be modified or canceled.  Redemption requests received after market close (generally 4:00 p.m. Eastern Time) will be processed using the net asset value per share determined on the next business day.  Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Redemption Fees

A fee equal to 0.25% of the net asset value of shares redeemed will be imposed upon redemptions of shares of the Fund effected within one month of purchase.  For example, a purchase with a trade date of January 5, 2010 will not be assessed a redemption fee if redeemed on or after February 6, 2010 or the following business day if this date were to fall on a weekend or holiday. Redemption fees are paid to the Fund.  Redemption fees are not applicable to the redemption of shares purchased through reinvested dividends.  The Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s Systematic Withdrawal Plan, as these transactions are typically de minimis.  This fee will also not be assessed on exchanges or to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account, however, the redemption fee will be assessed at the omnibus account level if the omnibus account is held at the Fund for less than one month.  The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemption to avoid adverse effects to the Fund.

Additional Redemption Information

A redemption of shares is a taxable transaction for federal income tax purposes.  The Fund may pay redemption proceeds by distributing securities held by the Fund, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund.  The Fund reserves the right to pay the redemption amount in-kind through the distribution of portfolio securities, it is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund’s total net assets during any ninety-day period for any one shareholder.
10

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short time trading effected through financial intermediaries. Financial intermediaries include omnibus accounts or retirement plans.

The Fund reserves the right to:

•	suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law;

•
close your account in the Fund if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more.  You will receive sixty days’ written notice to increase the account value before the account is closed.

Tools to Combat Frequent Transactions

The Fund is intended for long-term investors.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance.  While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows.  These cash flows can be disruptive to the portfolio manager’s attempts to achieve the Fund’s objectives.  Further, frequent short-term trading of Fund shares drives up the Fund’s transaction costs to the detriment of the remaining shareholders.

For these reasons, the Fund uses a variety of techniques to monitor for and detect abusive trading practices. The Fund does not accommodate “market timers” and discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance.  The Board has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in the Fund. These steps include monitoring trading activity, using fair value pricing, as determined by the Board, when the Adviser determines current market prices are not readily available and a 0.25% redemption fee. These techniques may change from time to time as determined by the Fund in its sole discretion.

Trading Practices

Currently, the Fund reserves the right, in its sole discretion, to identify trading practices as abusive.  The Fund may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive. In addition, the Fund reserves the right to accept purchases and exchanges if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

The Fund monitors selected trades in an effort to detect excessive short- term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Fund does not have access to the underlying shareholder account information.  In this regard, in compliance with Rule 22c-2 of the 1940 Act, the Fund has entered into Information Sharing Agreements with financial intermediaries pursuant to which these financial intermediaries are required to provide to the Fund, at the Fund’s request, certain customer and identity trading information relating to its customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

11

Fair Value Pricing

The Board has developed procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser to the Fund holding such assets does not represent fair value.  The Fund may also fair value a security if the Fund or the Adviser believes that the market price is stale.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

Distribution of Fund Shares

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Fund.  Quasar Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Distribution and Shareholder Servicing Plan

The Trust, on behalf of each class of the Fund, has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the 1940 Act, to provide certain distribution and shareholder-servicing activities for the Fund and its shareholders.  The Fund’s Adviser Class may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder-servicing activities.  Rule 12b-1 fees finance distribution activities that promote the sale of the Fund’s shares.  Distribution activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.  Shareholder services may include among other things, assisting investors in processing their purchase, exchange, or redemption request, or processing dividend and distribution payments.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Sales Charge

If you purchase Adviser Class shares of the Fund you will pay an initial sales charge of 0.50% when you invest, unless the sales charge is waived because your purchase is through a financial intermediary that has entered into contractual agreement with the Fund’s distributor.  The offering price of each share will be the next determined net asset value plus the 0.50% sales charge.  The sales charge for the Fund is calculated as follows:

	% of offering price	% of net amount invested
When you invest any $ amount	0.50%	0.50%

Additional Information

The Adviser may at its own expense make payments to some, but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of a Fund and/or to promote retention of their customers’ assets in the Fund.  These payments sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Funds’ shares or the amount the Funds receive as proceeds from such sales.

Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds or their shareholders including shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to representatives of the broker, dealer or other financial intermediaries.  Revenue sharing payments also may be made to brokers, dealers and other financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list.

You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.
12

Dividends, Distributions and Taxes

Dividends and Distributions

Fund dividends are declared, accrued and paid monthly based upon the Fund’s net investment income (i.e., income other than net realized capital gains).  Net realized capital gains, if any, may be declared and paid annually at the end of the Fund’s fiscal year in which they have been earned.

Please note that dividends can be either reinvested or distributed in cash.  Your distribution will be reinvested automatically in additional shares of the Fund, unless you have elected on your original application or by written instructions filed with the Fund, to have them paid in cash.  Dividends will be reinvested at the net asset value per share.  No Sales Charge will be assessed on shares purchased through the reinvestment of distributions.  If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value.  All future distributions will be automatically reinvested in the shares of the Fund.  No interest will accrue on amounts represented by uncashed distribution checks.  You may request that dividends and other distributions be paid in cash by check or sent by electronic funds transfer through the ACH network to a designated bank account by sending a written request to the Transfer Agent.  The request must be received at least five business days prior to a payment date for it to be effective on that date.

It is the policy of the Fund to distribute to shareholders their investment company income, if any, annually and any net realized capital gains annually or more frequently as required for qualification as a regulated investment company by the Internal Revenue Code of 1986, as amended, (the “Code”).  Dividends and distributions generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter, with a record date in such quarter, will be treated as paid in December of the previous year.  You may elect to have dividends and/or capital gains paid in cash.

Taxes

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of a Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice.  For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors.  In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

General Information

The following information is meant as a general summary for U.S. citizens and residents.  Most shareholders normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from the Fund whether dividends and distributions are paid in cash or reinvested in additional shares.

The Fund intends to qualify to be treated as a regulated investment company under the Code.  While so qualified, the Fund will not be required to pay any Federal income tax on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders.  The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year.  The Fund anticipates meeting these distribution requirements.

In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain.  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares.  A portion of the income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates.  Absent further legislation, the reduced maximum rates of 15% for non-corporate taxpayers on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.  If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.
13

By law, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When backup withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares in the Fund, you may realize a capital gain or loss.  For tax purposes, an exchange of your Fund shares for shares of a different Alpine Fund is the same as a sale.  Your redemptions may also result in capital gain or loss for federal tax purposes.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Fund.

Additional Information.  The Fund’s distributions will consist primarily of exempt-interest dividends from interest earned on municipal securities.  In general, provided certain requirements are met, exempt-interest dividends are exempt from federal income tax.  However, shareholders who receive such exempt interest dividends may be liable for federal and state alternative minimum tax and may be subject to state and local taxes.

The Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt.  The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities.  Distributions from such income are taxable to you as ordinary income and generally will not be treated as qualified dividends subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.  The Fund may invest a portion of its assets in private activity bonds.  The income from these bonds is a preference item when determining your alternative minimum tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax.  Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

14

Financial Highlights

The following Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the Table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  Deloitte & Touche LLP is the Fund’s independent registered public accounting firm.  This information has been audited by Deloitte & Touche LLP.  Deloitte & Touche LLP’s report along with the Fund’s financial statements, are included in the Fund’s annual report for the year ended October 31, 2009, which is available upon request.

Alpine Ultra Short Tax Optimized Income Fund  - Adviser Class
	Year Ended October 31,
	2009	2008	2007	2006		2005

PER SHARE DATA:
Net Asset Value Per Share, Beginning of Year	$10.05	$10.10	$10.10	$10.03		$10.15

Income From Investment Operations:
Net investment income	0.30	0.38	0.38	0.31		0.28
Net realized/unrealized gain (losses) on investments	0.04	(0.04)	0.00 (a)	0.09		(0.12)
Total from investment operations	0.34	0.34	0.38	0.40		0.16

Less Distributions:
From net investment income	(0.29)	(0.39)	(0.38)	(0.33)		(0.28)
From net realized gains on investments	--	--	--	(0.00	)(a)	--
Total distributions	(0.29)	(0.39)	(0.38)	(0.33)		(0.28)

Net Asset Value Per Share, End of Year	$10.10	$10.05	$10.10	$10.10		$10.03

Total Return	3.40%	3.39%	3.82%	4.01%		1.60%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$211,643	$11,568	$871,630	$408,535		$112,454
Ratio of expenses to average net assets:
Before waivers	1.05%	1.08%	1.14%	1.16%		1.15%
After waivers	0.85%	0.85%	0.85%	0.85%		0.85%
Ratio of net investment income to average net assets	2.75%	4.12%	3.82%	3.33%		2.73%
Portfolio turnover (b)	16%	129%	171%	96%		97%

(a)	The amount is less than $0.005 per share.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

15

Notice of Privacy Policy

The Fund collects non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with others or us.

The Fund does not disclose any non-public personal information about its customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities.  The Fund restricts access to your personal and account information to those employees who need to know that information to provide products and services to you.  The Fund also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Not Part of the Prospectus

16

Additional Information

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust’s SAI.  If given or made, such other information and representations should not be relied upon as having been authorized by the Trust.  This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

INVESTMENT ADVISER

ALPINE WOODS CAPITAL INVESTORS, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY  10577-2540

CUSTODIAN
U.S. BANK, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT, FUND ACCOUNTANT & ADMINISTRATOR
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
555 East Wells Street
Milwaukee, WI 53202

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
BLANK ROME LLP
The Chrysler Building
405 Lexington Avenue
New York, NY  10174

17

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18

To Obtain More Information about the Fund

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports — Additional information will be available in the Annual and Semi-Annual Reports to Fund Shareholders.  The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information — The SAI provides more details about the Fund and its policies.  A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To obtain free copies of the Annual or Semi-Annual Reports to Fund Shareholders or the SAI or to discuss questions about the Fund:

By Telephone — 1-888-785-5578

By Mail —Alpine Ultra Short Tax Optimized Income Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

By Website —www.alpinefunds.com

From the SEC — Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street, Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  Reports and other information about the Fund are available on the IDEA database on the SEC’s Internet site at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-21210.

19

Alpine Municipal Money Market Fund (AMUXX)
Alpine Ultra Short Tax Optimized Income Fund (ATOIX)

Investor Class

PROSPECTUS

Each a Series of Alpine Income Trust
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

For more information call 1-888-785-5578
or
View our website at www.alpinefunds.com

Dated February 27, 2010

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

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Summary Sections
1	Alpine Municipal Money Market Fund
4	Alpine Ultra Short Tax Optimized Income Fund

About the Funds
8

The Funds’ Investments and Related Risks
10

Management of the Funds
14	Portfolio Manager

Net Asset Value
14

How to Buy Shares
14	Earning Dividends
15	Purchases by Mail
15	Purchases by Internet
16	Purchases by Wire
16	Purchases by Telephone
16	Additional Information

Exchange Privilege
17	Exchanges by Telephone
18	Exchanges by Mail
18	Exchanges by Internet

How to Redeem Shares
18	Earning Dividends
18	Redeeming Shares by Mail
18	Redeeming Shares by Telephone
19	Additional Redemption Information
19	Redemption Fees
20	Check Redemption Privilege
20	Tools to Combat Frequent Transactions

Shareholder Services
21	Automatic Investment Plan
21	Telephone Investment Plan
21	Systematic Cash Withdrawal Plan
22	Investments through Employee Benefit and Savings Plans
22	Tax Sheltered Retirement Plans
22	Householding
22	Internet Account Access and Trading

Distribution of Fund Shares
22	Distributor

Dividends, Distributions and Taxes
22	Dividends and Distributions
23	Taxes

Financial Highlights
25

Notice of Privacy Policy
27

Additional Information
28

Summary Section

Alpine Municipal Money Market Fund

Investment Objective
The investment objective of Alpine Municipal Money Market Fund is to seek high federally tax-exempt current income consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.55%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Principal Investment Strategies
Alpine Municipal Money Market Fund is managed to seek attractive yields and to maintain a stable share price of $1.00.  The Fund invests in a variety of high-quality (securities rated in one of the top two rating categories), short-term municipal securities.  The Fund expects that under normal circumstances at least 80% of its net assets will be invested in municipal securities.  These obligations include high quality, short-term debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities.  The Fund may also invest in shares of other money market funds.  As a money market fund, the Fund complies with Securities and Exchange Commission (“SEC”) rules relating to the quality, maturity, liquidity and diversification of its portfolio investments that are designed to promote price stability.

Principal Investment Risks
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.  The principal risks of investing in the Fund are listed below and could adversely affect the NAV, total return and value of the Fund and your investment.

•
Interest Rate Risk — The rate of income will vary from day to day depending on interest rates.  It is possible that a major change in interest rates could cause the value of your investment to decline. The values of the obligations held by the Fund can be expected to vary inversely with changes in prevailing interest rates.  Although the investment policies of the Fund are designed to minimize these changes and to maintain an NAV of $1.00 per share, there is no assurance that these policies will be successful.

•
Credit Risk — Changes in the credit quality rating of a security or changes in an issuer’s financial condition can also affect the Fund.  A default on a security held by the Fund could cause the value of your investment in the Fund to decline.

•	Liquidity Risk — Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due.
•
Investment Company Risk — To the extent that the Fund invests in other investment companies, there will be some duplication of expenses because the Fund would bear its pro rata portion of such funds’ management fees and operational expenses.

Performance
The bar chart and table below show how the Alpine Municipal Money Market Fund has performed and provides some indication of the risks of investing in the Alpine Municipal Money Market Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Investor Class of the Alpine Municipal Money Market Fund for full calendar years.  The table below it compares the performance of the Alpine Municipal Money Market Fund over time to the Fund’s benchmark.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Municipal Money Market Fund
Calendar Year Total Returns as of 12/31 Each Year:  Investor Class

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
0.93%	9/30/07	0.16%	9/30/09

The 7-day yield for the period ended December 31, 2009 for the Alpine Municipal Money Market Fund was 0.23%.

2

Average Annual Total Returns
(For the periods ending December 31, 2009)

Alpine Municipal Money Market Fund	1 Year	5 Years	Since Inception December 5, 2002
Return Before Taxes	0.76%	2.59%	2.17%
Lipper Tax-Exempt Money Market Funds Average	0.16%	1.89%	1.53%

Management
Investment Adviser
Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary.   The minimum initial amount of investment in the Fund is $2,500.  There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information
The Fund attempts to invest primarily in municipal securities, however, to the extant that the Fund’s distributions are taxable, they will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

3

Summary Section

Alpine Ultra Short Tax Optimized Income Fund

Investment Objective
The investment objective of Alpine Ultra Short Tax Optimized Income Fund is to seek high after-tax current income consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount redeemed within one month or less of purchase)	0.25%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.80%
Less: Fee Waiver / Expense Reimbursements	-0.10%
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursements (1)	0.70%

(1)   Effective December 1, 2009, Alpine Woods Capital Investors, LLC (the “Adviser”) has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 0.70% of the Fund’s Investor class’ average net assets.  Subject to annual approval by the Board of Trustees (the “Board of Trustees”) of Alpine Income Trust (the “Trust”), this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$245	$434	$980

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

4

Principal Investment Strategies
The Fund invests its assets in a combination of municipal obligations that pay interest that is free from federal income tax (other than AMT) and taxable debt obligations.  The Fund expects that at least 80% of its net assets will normally be invested in tax-exempt obligations.  The taxable debt obligations in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, domestic corporate debt obligations, mortgage-related and asset-backed securities and money market instruments.  The Fund may also invest in municipal derivative securities issued by partnerships and grantor trusts, which allows it to receive principal and interest payments related to underlying municipal bonds or notes.  The Fund will hold these securities if it receives an opinion of legal counsel that the interest paid by them will be tax exempt.  In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return.  Under normal circumstances, the Fund expects its average portfolio maturity to be two years or less.  The obligations in which the Fund invests must, at the time of purchase, be rated investment grade, as determined by the various rating agencies, or if unrated, of comparable quality as determined by the Adviser.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management.  In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest and seeks to enhance performance and manage risk by underweighting or overweighting particular sectors.  Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund.  The Adviser also considers economic factors to develop strategic forecasts as to the direction of interest rates which are then used to establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary.  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Tax Optimized Strategy. The Fund attempts to achieve high after-tax returns, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations.  Through a variety of tax-efficient strategies, the Adviser seeks to limit the portion of the Fund’s distributions that will be taxable as ordinary income.  The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability.

Principal Investment Risks
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.  It is possible to lose money by investing in the Fund.  By itself, the Fund does not constitute a balanced investment program.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.
•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.
•
Fixed Income Securities Risk — Fixed income securities are subject to credit risk and market risk.  Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

•	Interest Rate Risk — Interest rates may rise, resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities.
•
Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

•
Tax Risk — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable.  Additionally, maximizing after-tax income may require trade-offs that reduce pre-tax income.  The Fund’s tax-aware strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it.  There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.

•	Liquidity Risk — Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due.
•
Credit Risk — The credit quality and liquidity of the Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments.

5

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.
•	Derivative Securities Risk — The Fund may invest in municipal derivative securities which are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
•
Mortgage Related and Asset Backed Securities Risk — These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the owner.  This could reduce the Fund’s share price and its income distributions.

Performance
The bar chart and table below show how the Fund has performed and provides some indication of the risks of investing in Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Investor Class of the Fund for full calendar years.  The table below it compares the performance of the Alpine Ultra Short Tax Optimized Income Fund over time to the Fund’s benchmarks.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Ultra Short Tax Optimized Income Fund
Calendar Year Total Returns as of 12/31 Each Year:  Investor Class

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
2.47%	6/30/03	-0.58%	6/30/04

6

Average Annual Total Returns
(For the periods ending December 31, 2009)

Alpine Ultra Short Tax Optimized Income Fund	1 Year	5 Years	Since Inception December 6, 2002
Return Before Taxes	3.27%	3.44%	3.37%
Return After Taxes on Distributions	3.27%	3.22%	3.06%
Return After Taxes on Distributions and Sale of Fund Shares	3.09%	3.23%	3.05%
Barclays Capital Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes)	3.49%	3.42%	2.88%
Lipper Short Municipal Debt Funds Average	5.26%	2.53%	2.33%

After-tax returns are calculated using the historical highest individual marginal federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  The “Return After Taxes on Distributions and Sale of Fund shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Management
Investment Adviser
Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Manager
Mr. Steven C. Shachat, Managing Director for the Adviser since 2002, is the portfolio manager primarily responsible for the investment decisions of the Fund and has managed the Fund since its inception.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary.   The minimum initial amount of investment in the Fund is $2,500.  There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information
The Fund attempts to invest primarily in tax-exempt obligations, however, to the extent that the Fund’s distributions are taxable, they will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

7

About the Funds

This Prospectus describes the Investor class of shares for the Alpine Municipal Money Market Fund and the Alpine Ultra Short Tax Optimized Income Fund (each, a “Fund,” collectively the “Funds”).

Each Fund’s investment objective is a non-fundamental policy.  If the Board of Trustees determines to change a Fund’s non-fundamental policy, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy.

Alpine Municipal Money Market Fund

Investment Objectives

The investment objective of Alpine Municipal Money Market Fund is to seek high federally tax-exempt current income consistent with preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Alpine Municipal Money Market Fund is managed to seek attractive yields and to maintain a stable share price of $1.00.  The Fund invests in a variety of high-quality, short-term municipal securities.  These obligations include high quality, short-term debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities.  The Fund’s portfolio is managed by the Adviser.

As a money market fund, the Fund complies with SEC rules relating to the quality, maturity, liquidity and diversification of its portfolio investments that are designed to promote price stability.  Under these standards, the Fund maintains an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 397 days (approximately 13 months).  In addition, the Fund invests only in securities that at the time of purchase are high quality, dollar-denominated obligations.

Main Risks

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.  Although the Fund seeks to maintain a stable net asset value of $1.00 per share, no assurance can be given that this goal will be achieved or that the Fund will achieve its investment objective.  Thus, it is possible to lose money by investing in the Fund.  The Fund’s yield will vary as the short-term securities mature and the proceeds are reinvested in securities with different interest rates.  An investment in the Fund does not constitute a balanced investment program.

The interest income distributed by the Fund that is derived from certain tax-exempt municipal obligations may be subject to the federal AMT for individuals and corporations.  There is no limitation on the portion of the Fund’s assets that may be invested in municipal obligations subject to AMT.  An investor should consult his or her tax adviser for more information.

From time to time, the Fund may invest 25% or more of its assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others.  Two examples of obligations related in this way are (1) obligations, the interest on which is paid from revenues of similar type projects and (2) obligations whose issuers are located in the same state.

8

Alpine Ultra Short Tax Optimized Income Fund

Investment Objectives

The investment objective of Alpine Ultra Short Tax Optimized Income Fund is to seek high after-tax current income consistent with preservation of capital.

Principal Investment Strategies

Alpine Ultra Short Tax Optimized Income Fund invests its assets in a combination of municipal obligations that pay interest that is free from federal income tax (other than AMT) and taxable debt obligations.  The particular combination and relative weightings of municipal obligations and taxable debt obligations comprising the Fund’s investment portfolio will vary over time, depending on the types of investments that the Fund’s Adviser believes will generate the highest after-tax current income consistent with preservation of capital.  The Fund expects that at least 80% of its net assets will normally be invested in tax-exempt obligations.  The taxable debt obligations in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, domestic corporate debt obligations, mortgage-related and asset-backed securities and money market instruments.  In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return.  The obligations in which the Fund invests may be of any maturity.  Under normal circumstances, the Fund expects its average portfolio maturity to be two years or less.

The obligations in which the Fund invests must, at the time of purchase, be rated as investment grade by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, be determined by the Adviser to be of comparable quality.  When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO.  If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management.  In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest.  The Adviser seeks to enhance performance and to manage risk by underweighting or overweighting particular sectors.  Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund.  The Adviser considers economic factors to develop strategic forecasts as to the direction of interest rates.  Based on these forecasts, the Adviser establishes the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements.  For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements.  The Fund’s duration will be shorter than the Fund’s average maturity because the maturity of an obligation only measures the time remaining until final payment of principal is due.  The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary.

Tax-Optimized Strategy.  Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations.  By contrast, the Fund attempts to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations.  The Fund seeks to achieve returns primarily in the form of current income and price appreciation.  Among the techniques and strategies used in the tax-efficient management of the Fund are the following:

•	analyzing after-tax returns of different securities in the fixed-income market;
•	attempting to minimize net realized short-term gains;
•	in selling appreciated securities, selecting the most tax-favored share lots; and
•	when appropriate, selling securities trading below their tax cost to realize losses.

In managing the Fund’s investments, the Adviser seeks to reduce, but not to eliminate, the taxes incurred by shareholders in connection with the Fund’s investment income and realized capital gains.  Consistent with this goal, the Adviser seeks to limit the portion of the Fund’s distributions that will be taxable as ordinary income.  The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability.  There is no assurance that taxable distributions can be avoided.

9

Main Risks

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.  It is possible to lose money by investing in the Fund.  By itself, the Fund does not constitute a balanced investment program.

The Fund’s share price and total return will vary, primarily in response to changes in interest rates.  How well the Fund’s performance compares to that of similar fixed income funds will depend on the success of the investment process.  Although any rise in interest rates is likely to cause a fall in the prices of debt obligations, the Fund’s comparatively short duration is intended to help keep its share price within a relatively narrow range.  The Fund will generally earn less income and, during periods of declining interest rates, may provide lower total returns than funds with longer durations.  Because of the high sensitivity of the Fund’s mortgage-related and asset-backed securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if the Fund did not hold these securities.  The Fund’s mortgage-related and asset-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, and, like any bond, due to default.

Maximizing after-tax income may require trade-offs that reduce pre-tax income.  Investors can expect the Fund generally to distribute a smaller percentage of its returns each year than most other mutual funds.  The Fund’s tax-aware strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it.  There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.

The Funds’ Investments and Related Risks

This section provides additional information regarding the securities in which each Fund invests, the investment techniques it uses and the risks associated with each Fund’s investment program.  A more detailed description of each Fund’s investment policies and restrictions, and additional information about each Fund’s investments, is contained in the Statement of Additional Information (“SAI”).  Each of the risks listed below apply to both Funds.

Management Risk — Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause a Fund to underperform when compared to other funds with similar investment goals.

Market Risk — Market risk is the risk that the price of a security held by a Fund will fall due to changing market, economic or political conditions.

Interest Rate Risk— Interest rate risk is the risk of a change in the price of debt obligations when prevailing interest rates increase or decline.  In general, if interest rates rise, the prices of debt obligations fall, and if interest rates fall, the prices of debt obligations rise.  Changes in the values of debt obligations usually will not affect the amount of income a Fund receives from them but will affect the value of the Fund’s shares.  Interest rate risk is generally greater for debt obligations with longer maturities.

Issuer Risk — Issuer risk is the possibility that changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.  This could result in a decrease in the price of the obligation and in some cases a decrease in income.

Special Risks — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable.  Municipal obligations that are backed by the issuer’s taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments.  These municipal obligations may be vulnerable to legal limits on a government’s power to raise revenue or increase taxes.  Other municipal obligations, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source.  These obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the obligations.

10

Liquidity Risk — Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due.  This could decrease a Fund’s income or hurt its ability to preserve capital and liquidity.

Credit Risk — The credit quality and liquidity of a Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments.  Adverse changes in the credit quality of these third parties could cause losses to a Fund and affect its share price.

Derivative Securities Risk — Each Fund may invest in municipal derivative securities issued by partnerships and grantor trusts, which allows it to receive principal and interest payments related to underlying municipal bonds or notes.  A Fund will hold these securities if it receives an opinion of legal counsel that the interest paid by them will be tax exempt.  However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.  Alpine Municipal Money Market Fund invests in these securities only when the investment is consistent with the Fund’s policy of maintaining a stable share price of $1.00.

Alpine Municipal Money Market Fund

The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the AMT.  If this is the case, the Fund’s net return to those investors may be lower than to investors not subject to AMT.  Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the AMT.  The Fund may also invest its assets in the securities of other investment companies to the extent permitted by the 1940 Act.

The Fund’s policy to invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the AMT is fundamental and may not be changed without shareholder approval.  However, notwithstanding this policy, the Fund may invest all of its assets in a single open-end management investment company that has the same investment objective and substantially the same investment policies as the Fund.  In addition, the Fund may change any of its other investment policies without shareholder approval.  During periods of adverse conditions in the markets for municipal obligations, the Fund may temporarily invest all or a substantial portion of its assets in cash or high quality, short-term taxable debt securities, without limit.  The Fund will not be pursuing its investment objective of seeking tax-exempt income in these circumstances.

Alpine Ultra Short Tax Optimized Income Fund

The Fund may invest in debt obligations of municipal issuers and of the U.S. government, its agencies or instrumentalities and corporate issuers.  It may also invest in money market instruments, which are high quality short-term debt obligations.  The Fund may invest in mortgage-related and asset-backed securities.  The securities in which the Fund may invest may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity.  The Fund invests primarily in investment grade debt obligations.  These include debt obligations rated at the time of purchase by the Fund BBB or better by S&P or Baa or better by Moody’s or the equivalent by another NRSRO or, if unrated, determined to be of comparable quality by the Adviser.

The Fund may invest in mortgage-related and asset-backed securities.  Mortgage-related securities are securities that represent interests in pools of mortgages whereby the principal and interest paid every month is passed through to the holders of the securities.  Asset-backed securities are securities that represent interests in a stream of payments from specific assets, such as auto or credit card receivables.  These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This could reduce the Fund’s share price and its income distributions.

The Fund may enter into repurchase agreements.  A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or dealer) to repurchase the security at an agreed upon price and specified future date.  The repurchase price reflects an agreed upon interest rate for the time period of the agreement.  The Fund’s risk is the inability of the seller to pay the agreed upon price on the delivery date.  However this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default.  In such a case, the Fund may incur costs in disposing of the security which would increase the Fund’s expenses.  The Adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

11

The Fund may change any of the investment policies described above (and its investment objective) without shareholder approval.  The Fund will not change its investment objective without providing at least 60 days’ prior notice to shareholders.  During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, debt securities, including money market instruments, or it may hold cash.  The Fund will not be pursuing its investment objective in these circumstances.

Portfolio Turnover Risk — The Alpine Ultra Short Tax Optimized Income Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies may have the effect of increasing the annual rate of portfolio turnover of the Alpine Ultra Short Tax Optimized Income Fund.  The Alpine Ultra Short Tax Optimized Income Fund's portfolio turnover rates for the fiscal years ended 2009 and 2008 were 16% and 129%, respectively.  Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income.

Alpine Municipal Money Market Fund and Alpine Ultra Short Tax Optimized Income Fund

Municipal obligations are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia and their political subdivisions, agencies, and instrumentalities.  Municipal obligations can be issued to obtain money for public purposes or for privately operated facilities or projects.  Municipal obligations may pay interest that is exempt from federal income tax.  Examples of municipal obligations are general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations.

The Adviser determines an investment’s credit quality rating at the time of investment by conducting credit research and analysis and by relying on ratings and reports issued by NRSROs.  If an investment is not rated, the Adviser relies on its credit research and analysis to rate the investment.  The Funds may invest in illiquid securities.  Illiquid securities include securities that have legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements maturing in more than seven days.  Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which the Fund is carrying the securities.  Alpine Municipal Money Market Fund may hold up to 10% of the value of its net assets, and Alpine Ultra Short Tax Optimized Income Fund may hold up to 15% of the value of its net assets, in illiquid securities.

The Funds may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “1933 Act”).  Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded.  The Adviser determines liquidity of Rule 144A securities held by the Fund according to guidelines adopted by the Board of Trustees.  The Board of Trustees monitors the application of those guidelines.  Restricted securities eligible for resale pursuant to Rule 144A, which are determined to be liquid under these guidelines, are not subject to the limit on a Fund’s investments in illiquid securities.

Each Fund may enter into transactions to purchase a security on a when-issued or delayed delivery basis in which it commits to buy a security, but does not pay for or take delivery of the security until some specified date in the future.  The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement.  At the time of settlement, the value of a security may be less than its purchase price.  When entering into these transactions, a Fund relies on the other party to consummate the transactions; if the other party fails to do so, the Fund may be disadvantaged.  A Fund does not intend to purchase securities on a when-issued or delayed delivery basis for speculative purposes, but only in furtherance of its investment objective.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.  Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports will be available by contacting Alpine Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-888-785-5578 or electronically on the Funds’ website at http://www.alpinefunds.com.

12

Management of the Funds

The management of the Funds is supervised by the Board of Trustees.  Alpine Woods Capital Investors, LLC, located at 2500 Westchester Avenue, Suite 215, Purchase, New York, 10577-2540, serves as the investment adviser of each Fund.  The Adviser is registered with the SEC as an investment adviser under the Advisers Act.  The Adviser is a privately owned investment management firm that manages a family of open-end mutual funds (the “Alpine Funds”), three closed-end funds and also provides institutional investment management. The Adviser began conducting business in March 1998 and, together with its affiliated entities, had approximately $6.7 billion in assets under management as of December 31, 2009.  The Adviser is a Delaware limited liability company organized on December 3, 1997.  All membership interests in the Adviser are owned by Alpine Woods, L.P. Mr. Samuel A. Lieber has a majority interest in this partnership and is the controlling person of its general partner.  He co-founded the Adviser in 1998 with his father, Stephen A. Lieber.

Under the general supervision of the Funds’ Board of Trustees, the Adviser will carry out the investment and reinvestment of the managed assets of the Funds, will furnish continuously an investment program with respect to the Funds, will determine which securities should be purchased, sold or exchanged, and will implement such determinations.  The Adviser will furnish to the Funds investment advice and office facilities, equipment and personnel for servicing the investments of the Funds. The Adviser will compensate all Trustees and officers of the Funds who are members of the Adviser’s organization and who render investment services to the Funds, and will also compensate all other Adviser personnel who provide research and investment services to the Funds.  In return for these services, facilities and payments, the Alpine Municipal Money Market Fund has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly fee computed at the annual rate of 0.45% of the average daily net assets of the Fund.  Alpine Ultra Short Tax Optimized Income Fund pays the Adviser a monthly fee computed at the annual rate of 0.75% of the average daily net assets of the Fund.  The total estimated annual expenses of the Funds are set forth in the sections titled, “Fees and Expenses of the Fund.”  Effective December 1, 2009, the Adviser has agreed contractually to waive its fees and to absorb expenses of the Investor Class of the Alpine Ultra Short Tax Optimized Income Fund to the extent necessary to assure that ordinary operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.70% of the Alpine Ultra Short Tax Optimized Income Fund’s average daily net assets.  This arrangement will remain in effect unless and until the Board of Trustees, including a majority of Trustees who are not interested persons of the Funds or the Adviser as that term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”), approves its modification or termination.  The Adviser's prior contractual agreement to waive its fees and to absorb expenses of the Alpine Municipal Money Market Fund to the extent necessary to assure that ordinary operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) did not exceed 0.42% of the Alpine Municipal Money Market Fund’s average daily net assets terminated on October 31, 2008.  The Funds have agreed to repay the Adviser in the amount of any fees waived and expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation from the prior three years to be exceeded.  For the fiscal year ended October 31, 2009, the Adviser received from the Alpine Municipal Money Market Fund and Alpine Ultra Short Tax Optimized Income Fund advisory fees of 0.45% and 0.55%, respectively, of the average daily net assets of the Funds, net of waivers.

A discussion regarding the basis for Board approval of the Funds’ investment advisory agreement will be available in the Funds’ Semi-Annual Report to Shareholders dated April 30, 2010.

Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. If transactions on behalf of more than one fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity. In addition, under its arrangements with unregistered funds that it manages, the Adviser receives a portion of the appreciation of such funds’ portfolios. This may create an incentive for the Adviser to allocate attractive investment opportunities to such funds.  Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. The SAI provides additional information regarding such allocation policies.

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Portfolio Manager

Steven C. Shachat serves as portfolio manager of each Fund and is the person who has day-to-day responsibility for managing each Fund’s investment portfolio.  Mr. Shachat, a Managing Director, has been with the Adviser since September 2002.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities in the Funds.

Net Asset Value

The net asset value of shares of each Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares.   The price at which a purchase or redemption is effected is based on the net asset value next computed after a Fund or its agents receive your request in good order.  All requests received in good order before 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange (the “NYSE”), whichever occurs earlier (the “cut off time”), will be executed at the net asset value computed on that same day.  Requests received after the cut off time (except for requests made in accordance with existing laws on behalf of certain retirement accounts and other omnibus accounts (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, Money Purchase Pensions Plans, accounts held under trust agreements at a trust institution, accounts held at a brokerage, or “Fund Supermarkets”) will receive the next business day’s net asset value.

In determining the value of Alpine Municipal Money Market Fund’s assets, securities held by the Fund are valued using the amortized cost method of valuation.  This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.  Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.  Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share.  However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

In computing the value of Alpine Ultra Short Tax Optimized Income Fund’s net assets, securities held by the Fund are valued at their current market values determined on the basis of market quotations.  If market quotations are not readily available, securities are valued at fair value as determined by the Board.

How to Buy Shares

You may purchase shares of the Funds on any day the NYSE is open.  The minimum initial investment in each Fund is $2,500.  The minimum may be waived in certain situations.  There is no minimum investment requirement for subsequent investments if mailed by check.  Telephone and Internet subsequent purchases are subject to a minimum of $100.  Shares will be issued at the net asset value per share next computed after the receipt of your purchase request in good order by the Funds’ transfer agent (the “Transfer Agent”) or your financial intermediary, together with payment in the amount of the purchase.  No sales charge is imposed on purchases or on the reinvestment of dividends.  Stock certificates will not be issued.  Instead, your ownership of shares will be reflected in your account records with the Funds.  All requests received in good order before 4 p.m. Eastern time will be processed on that same day.  Requests received after 4 p.m. will receive the next business day’s NAV.

Earning Dividends

Shares of both Funds are entitled to receive dividends declared starting on the next business day after your purchase is received in good order.  However, shares of Alpine Municipal Money Market Fund Investor Class are entitled to receive dividends beginning on the day of purchase if the purchase is sent by federal wire and is received prior to 12:00 p.m. Eastern time.  You will become the owner of Alpine Municipal Money Market Fund Investor Class shares and receive dividends when the Fund receives your payment.

“Good order” purchase requests means that your purchase request includes:
•	the name of the Fund
•	the dollar amount of shares to be purchased
•	accurately completed application or investment stub
•	check payable to “Alpine Funds”

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Purchases by Mail

To make an initial purchase by mail:

•	Complete the enclosed application.

•	Mail the application, together with a check made payable to the Alpine Funds to:

By Mail: Alpine Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery or Express Mail: Alpine Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202

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Payment should be made by check in U.S. dollars drawn on a U.S. bank, savings and loan, or credit union.  The Funds do not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

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Subsequent investments may be made in the same manner, but you need not include an application.  When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-785-5578 if you need additional assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Alpine Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchases by Internet

To open an account via the Internet with no forms to print or mail, go to www.alpinefunds.com.

Payment for shares purchased through the Funds’ website may be made only through an ACH (Automatic Clearing House) debit of your bank account of record.  Redemptions will be paid by check, wire or ACH transfer only to the address or bank account of record.  Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds’ website.  Transactions initiated through the website are subject to the same minimum initial and redemption minimums and maximums as other transaction methods.  Minimum subsequent purchases through the website must be in amounts of $100 or more..

You should be aware that there may be delays, malfunctions or other inconveniences associated with the Internet.  There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider performing transactions by another method.

The Funds employ procedures to confirm that transactions entered through the Internet are genuine.  These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information.  In order to conduct transactions on the website, you will need your account number, social security number, username and password.  The Funds and their service providers will not be liable for any loss, liability, cost or expense for following instructions communicated through the Funds’ website, including fraudulent or unauthorized instructions.

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Purchases by Wire

If you are making your first investment in the Funds, before you wire funds:

•	The Transfer Agent must have a completed application. You can mail or overnight deliver your application to the Transfer Agent.

•	Upon receipt of your completed application, the Transfer Agent will establish an account for you.

•
The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202
ABA No. 075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit:
(name of Alpine Fund to be purchased)
(shareholder registration)
(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For Subsequent Investments – By wire

•	Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Purchases by Telephone

To make additional investments by telephone, you must check the appropriate box on your application authorizing telephone purchases.  If elected on your account application and your account has been open for at least 15 days, you may purchase shares in amounts of $100 or more by calling 1-888-785-5578.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  Your shares will be purchased at the net asset value calculated on the day of your purchase order.  For security reasons, requests by telephone will be recorded.

Additional Information

If your purchase transaction is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss a Fund or the Adviser incurs and you will be subject to a returned check fee of $25.  If you are an existing shareholder of any of the Alpine Funds, a Fund may redeem shares from your account in any of the Alpine Funds to reimburse the Fund or the Adviser for the loss.  In addition, you may be prohibited or restricted from making further purchases of shares.

Shares may also be purchased through certain brokers or other financial intermediaries, which may impose transaction fees and other charges.  These fees and charges are not imposed by the Fund.

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Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

The Adviser may at its own expense make payments to some, but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of a Fund and/or to promote retention of their customers’ assets in the Fund.  These payments sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Funds’ shares or the amount the Funds receive as proceeds from such sales.

Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds or their shareholders including shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to representatives of the broker, dealer or other financial intermediaries.  Revenue sharing payments also may be made to brokers, dealers and other financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list.

You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Exchange Privilege

You may exchange some or all of your shares of a Fund for shares of one of the other Alpine Funds, except the Adviser class.  You may do this through your financial intermediary or by telephone, mail or via the Internet as described below.  An exchange involves the redemption of shares of one Fund and the purchase of shares of another Alpine Fund.  Once an exchange request has been made by telephone, mail, or Internet it is irrevocable and may not be modified or canceled.  Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received.  An exchange that represents an initial investment in a fund is subject to the minimum investment requirements of that fund.  In addition, brokers and other financial intermediaries may charge a fee for processing exchange requests.  Exchanges are not subject to redemption fees, except in the case when you are exchanging from a fund with a redemption fee to a fund that does not currently charge a redemption fee.  If you exchange from a fund without a redemption fee into a fund with a redemption fee, the fee liability begins on the trade date of the exchange not the original share purchase date.

The Alpine Funds each have different investment objectives and policies.  You should review the objective and policies of the fund whose shares will be acquired in an exchange before placing an exchange request.  An exchange is a taxable transaction for Federal income tax purposes.  You are limited to five exchanges per calendar year.  The exchange privilege may be modified or discontinued at any time by the Alpine Funds upon sixty days’ notice.

Exchanges by Telephone

To exchange shares by telephone:

•	Call 1-888-785-5578 or your broker or financial intermediary.

•	Shares exchanged by telephone must have a value of $1,000 or more.

•	Exchange requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value determined on the next business day.

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During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange.  You should follow the procedures for exchanges by mail if you are unable to reach the Funds by telephone, but send your request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin, 53202.

To exchange shares by telephone, you must indicate this on the application.  To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin, 53202.

Reasonable procedures are used to verify that telephone exchange instructions are genuine.  If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions.  A telephone exchange may be refused by a Fund if it is believed advisable to do so.  Procedures for exchanging shares by telephone may be modified or terminated at any time.

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Exchanges by Mail

To exchange shares by mail:

•	Send a written request using the procedures for written redemption requests.

•	For further information, call 1-888-785-5578 or your broker or financial intermediary.

Exchanges by Internet

To exchange shares via the Internet:

•	During periods of unusual economic or market conditions, you may experience difficulty in effecting an internet exchange.
•	Exchange requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value determined on the next business day.

•	For further information, call 1-888-785-5578 or visit the Funds’ website at www.alpinefunds.com.

How to Redeem Shares

You may redeem shares of the Funds on any day the NYSE is open.  The price you will receive is the net asset value per share next computed after your redemption request is received in proper form.  Redemption proceeds generally will be sent to you within seven days.  However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to twelve business days).  Once a redemption request has been placed, it is irrevocable and may not be modified or canceled.  Redemption requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value per share determined on the next business day.  Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Earning Dividends

Shares of both Funds are entitled to receive dividends declared on the day they are redeemed.  However, with respect to Alpine Municipal Money Market Fund Investor Class, shares are not entitled to receive any dividends declared on the day of the redemption if the redemption request is received prior to 12:00 p.m. Eastern time and proceeds are sent by federal wire on the same day.  Any redemption requests received after 12:00 p.m. Eastern time will receive that day’s dividend.

Redeeming Shares by Mail

To redeem shares by mail:
•	Send a letter of instruction signed by all registered owners of the account to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin, 53202.

•	Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.

•	Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

•	For further information, call 1-888-785-5578 or your broker or financial intermediary.

Redeeming Shares by Telephone

To redeem shares by telephone:

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Call 1-888-785-5578 between the hours of 8 a.m. and 7 p.m. Central time or your broker or financial intermediary on any business day (i.e., any weekday exclusive of days on which the NYSE is closed).  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

•	Specify the amount of shares you want to redeem (minimum $1,000).

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•	Provide the account name, as registered with a Fund, and the account number.

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Redemption proceeds will be mailed to you by check at the address indicated in your account registration, or wired to an account at a commercial bank that you have previously designated.  Once a telephone transaction has been placed, it cannot be canceled or modified.  A $15.00 charge is deducted from redemption proceeds if the proceeds are wired.  This charge is subject to change without notice.  Redemption proceeds may also be sent via electronic funds transfer through the ACH network, to your predetermined bank account.  There is no charge for the electronic funds transfer; however, credit may not be available for two to three days.

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During periods of unusual economic or market conditions, you may experience difficulty effecting telephone redemption.  In that event, you should follow the procedures for redemption by mail, but send your written request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin, 53202.

To redeem shares by telephone, you must indicate this on your application and choose how the redemption proceeds are to be paid.  To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin, 53202.  Your request should be signed by each account owner and should include a signature authentication acceptable to the Transfer Agent.

Reasonable procedures are used to verify that telephone redemption requests are genuine.  These procedures include requiring some form of personal identification and tape recording of conversations.  If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions.  Each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so.  The telephone redemption option may be suspended or terminated at any time without advance notice.

Additional Redemption Information

A redemption of shares is a taxable transaction for federal income tax purposes.  A Fund may pay redemption proceeds by distributing securities held by the Fund, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund.  The Funds reserve the right to pay the redemption amount in-kind through the distribution of portfolio securities, they are obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund’s total net assets during any ninety-day period for any one shareholder.

Shareholders who have an IRA or other retirement plan must indicate in their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Redemption Fees

With respect to Alpine Ultra Short Tax Optimized Income Fund only, a fee equal to 0.25% of the net asset value of shares redeemed will be imposed upon redemptions of shares effected within one month of purchase.  For example, a purchase with a trade date of January 5, 2010 will not be assessed a redemption fee if redeemed on or after February 6, 2010 or the following business day if this date were to fall on a weekend or holiday. Redemption fees are paid to the Fund.  Redemption fees are not applicable to the redemption of shares purchased through reinvested dividends.  The Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s Systematic Withdrawal Plan, as these transactions are typically de minimis.  This fee will also not be assessed on exchanges or to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account.  The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemption to avoid adverse effects to the Fund.

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Check Redemption Privilege

--Alpine Municipal Money Market Fund Only
You may make arrangements to redeem shares of Alpine Municipal Money Market Fund by check by filling out the checkwriting authorization section of the application.  Checks may be written in any dollar amount, subject to a $250 minimum, not exceeding the balance of your account and may be made payable to any person.  Checks will be honored only if they are properly signed by a person authorized on the application.  Checks will be furnished without charge.  Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares purchased by check which have not cleared.  There is a charge for stop payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons.  Checkwriting privileges may be modified or terminated at any time.

While the Funds make every effort to collect redemption fees, the Funds may not always be able to track short time trading effected through financial intermediaries. Financial intermediaries include omnibus accounts or retirement plans.

The Funds reserve the right to:

•	suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law; and

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close your account in a Fund if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more.  You will receive sixty days’ written notice to increase the account value before the account is closed.

Signature Guarantees are required:

•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address request was received by the Transfer Agent within the last 15 days; and
•	For all redemptions in excess of $50,000 from any shareholder account

In addition to the situations described above, the Funds and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows.  These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives.  Further, frequent short-term trading of Fund shares drives up the Funds’ transaction costs to the detriment of the remaining shareholders.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance.  The Board has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in each Fund.  These steps include monitoring trading activity, using fair value pricing, as determined by the Board, when the Advisor determines current market prices are not readily available and a 0.25% redemption fee for the Alpine Ultra Short Tax Optimized Income Fund. These techniques may change from time to time as determined by the Funds in their sole discretion.

Trading Practices

Currently, the Funds reserve the right, in its sole discretion, to identify trading practices as abusive.  The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive. In addition, the Funds reserve the right to accept purchases and exchanges if they believe that such transactions would not be inconsistent with the best interests of Fund shareholders or this policy.

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The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Funds do not have access to the underlying shareholder account information.  In this regard, in compliance with Rule 22c-2 of the 1940 Act, the Funds have entered into Information Sharing Agreements with financial intermediaries pursuant to which these financial intermediaries are required to provide to the Funds, at each Fund’s request, certain customer and identity trading information relating to its customers investing in a Fund through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of a Fund’s policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, a Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Fair Value Pricing

The Board has developed procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser to the Funds holding such assets does not represent fair value. The Funds may also fair value a security if the Funds or the Adviser believes that the market price is stale. Fair value determinations are made in good faith in accordance with procedures adopted by the Board. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

Shareholder Services

The Funds offer the following shareholder services.  For more information about these services or your account, contact your financial intermediary or call 1-888-785-5578.  Some services are described in more detail in the application.

Automatic Investment Plan.  You may make regular monthly investments automatically in amounts of not less than $100 per month through the Automatic Investment Plan.  This plan provides a convenient method to have monies deducted from your bank account, for investment into the Funds.  In order to participate in the plan, your financial institution must be a member of the ACH network.  The Funds may modify or terminate this privilege at any time.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-888-785-5578.  Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent five days prior to the effective date.

Telephone Investment Plan.  You may make investments into an existing account, on demand, in amounts of not less than $100 or more than $10,000 per investment, by calling 1-888-785-5578.  If elected on your application, telephone orders will be accepted via electronic funds transfer from your bank account through the ACH network.  You must have banking information established on your account prior to making a purchase.  If your order is received by 4:00 p.m. (Eastern time), shares will be purchased at the net asset value calculated on that day.

Systematic Cash Withdrawal Plan.  If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan.  Under this plan, you may elect to receive regular monthly, quarterly or annual checks to your address of record, or credit directly to your predetermined bank account, in a stated amount of not less than $75.  Shares will be redeemed as necessary to make those payments.  To participate in the Systematic Cash Withdrawal Plan, you should elect to have dividends and capital gain distributions on your Fund shares reinvested.

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Investments through Employee Benefit and Savings Plans.  Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds available to their participants.  The Adviser may provide compensation to organizations providing administrative and record keeping services to those plans.

Tax Sheltered Retirement Plans.  Eligible investors may open a pension or profit-sharing account in a Fund under the following prototype retirement plans: (1) Individual Retirement Accounts (“IRAs”) and Rollover IRAs and (2) Simplified Employee Pensions (“SEPs”) for sole proprietors, partnerships and corporations.

Householding.  The Funds will automatically send updated prospectuses, Annual and Semi-Annual Reports to Fund Shareholders.  In order to reduce the volume of mail, when possible, only one copy of each document will be sent to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-785-5578 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.   This policy does not apply to account statements.

Internet Account Access and Trading.  This option allows you to access your account information online as well as execute transactions on your account.  To choose this option, complete the appropriate section of your application.  For Internet transactions, only bank accounts held at domestic institutions which are ACH members may be used.  Your shares will be purchased or redeemed at the next net asset value determined after receipt of your order.

Log on to the Funds’ website at www.alpinefunds.com to access your account and to create your PIN.

Distribution of Fund Shares

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Funds.  Quasar Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Dividends, Distributions and Taxes

Dividends and Distributions

For the Alpine Municipal Money Market Fund, dividends are declared and accrued daily on each business day based upon the Fund’s net investment income (i.e., income other than net realized capital gains), and are paid monthly.  For the Alpine Ultra Short Tax Optimized Income Fund dividends are declared, accrued and paid monthly based upon the Fund’s net investment income (i.e., income other than net realized capital gains).  Net realized capital gains, if any, may be declared and paid annually at the end of the Funds’ fiscal year in which they have been earned.

Please note that dividends can be either reinvested or distributed in cash.  Your distribution will be reinvested automatically in additional shares of the Fund in which you have invested, unless you have elected on your original application or by written instructions filed with the Fund, to have them paid in cash.  Dividends will be reinvested at the net asset value per share.  No Sales Charge will be assessed on shares purchased through reinvestment of distributions.   If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value.  All future distributions will be automatically reinvested in the shares of the Fund.  No interest will accrue on amounts represented by uncashed distribution checks.  You may request that dividends and other distributions be paid in cash by check or sent by electronic funds transfer through the ACH network to a designated bank account by sending a written request to the Transfer Agent.  The request must be received at least five business days prior to a payment date for it to be effective on that date.

It is the policy of the Funds to distribute to shareholders their investment company income, if any, annually and any net realized capital gains annually or more frequently as required for qualification as a regulated investment company by the Internal Revenue Code of 1986, as amended, (the “Code”).  Dividends and distributions generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter, with a record date in such quarter, will be treated as paid in December of the previous year.

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Taxes

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of a Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The following discussion is only a summary of some of the important tax considerations generally applicable to investments in a Fund and the discussion set forth herein does not constitute tax advice.  For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors.  In addition, income earned through an investment in a Fund may be subject to state, local and foreign taxes.

General Information.

The following information is meant as a general summary for U.S. citizens and residents.  Most shareholders normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from the Funds whether dividends and distributions are paid in cash or reinvested in additional shares.

The Funds intend to qualify to be treated as regulated investment companies under the Code.  While so qualified, the Funds will not be required to pay any Federal income tax on that portion of their investment company taxable income and any net realized capital gains they distribute to shareholders.  The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year.  The Funds anticipate meeting these distribution requirements.

In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain.  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares.  A portion of the income dividends paid to you by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates.  Absent further legislation, the reduced maximum rates of 15% for non-corporate taxpayers on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.  If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

By law, a Fund must withhold a portion of your taxable distributions and sales proceeds unless you:
•	provide your correct Social Security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so.  When backup withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares in a Fund, you may realize a capital gain or loss.  For tax purposes, an exchange of your Fund shares for shares of a different Alpine Fund is the same as a sale.  Your redemptions may also result in capital gain or loss for federal tax purposes.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

Additional Information.  The Funds’ distributions will consist primarily of exempt-interest dividends from interest earned on municipal securities.  In general, provided certain requirements are met, exempt-interest dividends are exempt from federal income tax.  However, shareholders who receive such exempt interest dividends may be liable for federal and state alternative minimum tax and may be subject to state and local taxes.

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Each Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt.  Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities.  Distributions from such income are taxable to you as ordinary income and generally will not be treated as qualified dividends subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.  Each Fund may invest a portion of its assets in private activity bonds.  The income from these bonds is a preference item when determining your alternative minimum tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax.  Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

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Financial Highlights

The Financial Highlights Tables are intended to help you understand the Funds’ financial performance.  Certain information reflects financial results for a single Fund share.  The total returns in the Tables represent the rate an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions).  Deloitte & Touche LLP is the Funds’ independent registered public accounting firm.  This information has been audited by Deloitte & Touche LLP.   Deloitte & Touche LLP’s report along with the Funds’ financial statements, are included in the Funds’ annual report for the year ended October 31, 2009, which is available upon request.

Alpine Municipal Money Market Fund

	Year Ended October 31, 2009		Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005

PER SHARE DATA:
Net Asset Value per Share, Beginning of Year	$1.00		$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net investment income	0.01		0.03	0.04	0.03	0.02
Total from investment operations	0.01		0.03	0.04	0.03	0.02

Less Distributions:
From net investment income	(0.01)		(0.03)	(0.04)	(0.03)	(0.02)
From tax return of capital	(0.00	)(a)	--	--	--	--
Total distributions	(0.01)		(0.03)	(0.04)	(0.03)	(0.02)

Net Asset Value per Share, End of Year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return	1.03%		2.94%	3.68%	3.33%	2.24%

Ratios/Supplementary Data:
Net Assets at end of year (000)	$789,832		$664,401	$1,115,100	$365,840	$204,689
Ratio of total expenses to average net assets:
Before waivers	0.53%		0.49%	0.49%	0.53%	0.53%
After waivers	0.53%		0.35%	0.26%	0.30%	0.27%
Ratio of interest expense to average net assets	0.00	%(a)	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets excluding interest expense
Before waivers	0.53%		0.49%	0.49%	0.53%	0.53%
After waivers	0.53%		0.35%	0.26%	0.30%	0.27%
Ratio of net investment income to average net assets	0.99%		2.93%	3.37%	3.31%	2.26%
(a) The amount is less than 0.005% or $0.005 per share.

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Alpine Ultra Short Tax Optimized Income Fund—Investor Class

	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006		Year Ended October 31, 2005

PER SHARE DATA:
Net Asset Value per Share, Beginning of Year	$10.00	$10.04	$10.05	$10.03		$10.15

Income From Investment Operations:
Net investment income	0.31	0.41	0.40	0.36		0.30
Net realized and unrealized gains (losses) on investments	0.05	(0.04)	(0.01)	0.02		(0.12)
Total from investment operations	0.36	0.37	0.39	0.38		0.18

Less Distributions:
From net investment income	(0.31)	(0.41)	(0.40)	(0.36)		(0.30)
From net realized gains on investments	--	--	--	(0.00	)(a)	--
Total distributions	(0.31)	(0.41)	(0.40)	(0.36)		(0.30)

Net Asset Value per Share, End of Year	$10.05	$10.00	$10.04	$10.05		$10.03

Total Return	3.65%	3.75%	3.97%	3.88%		1.84%

Supplemental Data and Ratios:
Net Assets at end of year (000)	$1,462,217	$231,679	$59,409	$45,260		$45,691
Ratio of expenses to average net assets:
Before waivers	0.80%	0.83%	0.89%	0.91%		0.90%
After waivers	0.62%	0.60%	0.60%	0.60%		0.60%
Ratio of net investment income to average net assets	3.00%	4.37%	4.07%	3.58%		2.98%
Portfolio turnover(b)	16%	129%	171%	96%		97%

(a)	Amount is less than $0.005 per share.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

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Notice of Privacy Policy

The Funds collect non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with others or us.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities.  The Funds restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  The Funds also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Not Part of the Prospectus

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Additional Information

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust’s SAI.  If given or made, such other information and representations should not be relied upon as having been authorized by the Trust.  This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

INVESTMENT ADVISER

ALPINE WOODS CAPITAL INVESTORS, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY  10577-2540

CUSTODIAN
U.S. BANK, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT, FUND ACCOUNTANT & ADMINISTRATOR
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
555 East Wells Street
Milwaukee, WI 53202

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
BLANK ROME LLP
The Chrysler Building
405 Lexington Avenue
New York, NY  10174

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To Obtain More Information about the Funds

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports — Additional information will be available in the Funds’ Annual and Semi-Annual Reports to Fund shareholders.  The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information — The SAI provides more details about the Funds and their policies.  A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To obtain free copies of the Annual or Semi-Annual Report to Fund Shareholders or the SAI or to discuss questions about the Funds:

By Telephone — 1-888-785-5578

By Mail —Alpine Municipal Money Market Fund or Alpine Ultra Short Tax Optimized Income Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

By Website —www.alpinefunds.com

From the SEC — Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street, Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  Reports and other information about the Funds are available on the IDEA database on the SEC’s Internet site at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-21210.

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STATEMENT OF ADDITIONAL INFORMATION

ADVISER AND INVESTOR CLASSES

February 27, 2010

ALPINE MUNICIPAL MONEY MARKET FUND
Investor Class (AMUXX)
ALPINE ULTRA SHORT TAX OPTIMIZED INCOME FUND
Investor Class (ATOIX)
Adviser Class (ATOAX)

EACH A SERIES OF ALPINE INCOME TRUST
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
1-888-785-5578

This Statement of Additional Information (“SAI”) dated February 27, 2010 relates to Alpine Municipal Money Market Fund and Alpine Ultra Short Tax Optimized Income Fund (“Fund” or “Funds”).  Each Fund is a separate series of Alpine Income Trust.  Shares of each Fund are offered through Prospectuses dated February 27, 2010.  A copy of the Prospectuses may be obtained without charge by calling the number listed above.  This SAI is not a prospectus.  It contains information in addition to and more detailed than that set forth in the Prospectuses and is intended to provide you with information regarding the activities and operations of the Funds.  The SAI should be read in conjunction with the Prospectuses dated February 27, 2010.

The Funds’ most recent Annual Report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Funds’ October 31, 2009 Annual Report as filed with the Securities and Exchange Commission (“SEC”).

HISTORY OF THE FUNDS	3
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS	3
ALPINE MUNICIPAL MONEY MARKET FUND	4
ALPINE ULTRA SHORT TAX OPTIMIZED INCOME FUND	5
ALPINE MUNICIPAL MONEY MARKET FUND AND ALPINE ULTRA SHORT TAX OPTIMIZED INCOME FUND	8
INVESTMENT RESTRICTIONS	13
PORTFOLIO TURNOVER	15
MANAGEMENT	15
Independent Trustees	16
Interested Trustees & Officers	17
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP	21
CODE OF ETHICS	22
PROXY VOTING GUIDELINES	22
ANTI-MONEY LAUNDERING PROGRAM	23
INVESTMENT ADVISORY ARRANGEMENTS	24
PORTFOLIO MANAGER	25
DISTRIBUTION AND SHAREHOLDER SERVICING	26
SERVICE PROVIDERS	27
SHAREHOLDER ACCOUNTS	28
PORTFOLIO TRANSACTIONS AND BROKERAGE TRANSACTIONS	30
PORTFOLIO HOLDINGS INFORMATION	30
TAXES	31
ADDITIONAL TAX INFORMATION	34
PERFORMANCE INFORMATION	35
TOTAL RETURN	36
GENERAL INFORMATION	37
ADDITIONAL INFORMATION	38
FINANCIAL STATEMENTS	38
APPENDIX A — DESCRIPTION OF SECURITY RATINGS	39

HISTORY OF THE FUNDS

The Alpine Income Trust (the “Trust”) is a management investment company organized as a Delaware statutory trust on September 23, 2002.  The Trust is governed by its Board of Trustees (the “Board” or the “Trustees”).

The Adviser Class of the Alpine Municipal Money Market Fund and the Alpine Ultra Short Tax Optimized Income Fund commenced operations on March 30, 2004.  The Adviser Class of the Alpine Municipal Money Market Fund closed as of September 24, 2007.  The Investor Class of the Alpine Municipal Money Market Fund commenced operations on December 5, 2002, while the Investor Class of the Alpine Ultra Short Tax Optimized Income Fund commenced operations on December 6, 2002.

The Trust is authorized to issue an unlimited number of interests (or shares) at $0.001 par value.  Shares of each class and series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the class or series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular Fund or class.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund, without any priority or preference over other shares.  All consideration received from the sale of shares of a particular Fund, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that Fund.  As such, the interest of shareholders in each Fund is separate and distinct from the interest of shareholders of the other Fund, and shares of a Fund are entitled to dividends and distributions only out of the net income and gains, if any, of that Fund as declared by the Board.  The assets of each Fund and each other series of the Trust are segregated on the Trust’s books and are charged with the expenses and liabilities of that Fund or series and a pro rata share of the general expenses and liabilities of the Trust not attributable solely to any particular series.  The Board determines those expenses and liabilities deemed to be general expenses and liabilities of the Trust, and these items are allocated among Funds and other series of the Trust in a manner deemed fair and equitable by the Board in its sole discretion.

Title and Description of Share Classes

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, which details the attributes of each class.  Under the Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, each Fund is permitted to offer several classes of shares.  The Funds are currently the first series of the Trust and consists of two classes of shares of beneficial interest – Adviser Class and Investor Class.  Generally, the Adviser Class shares are subject to a sales load and a Rule 12b-1 fee.  The Investor Class shares are not subject to any sales load or 12b-1 fee.

Rights of Each Share Class

Each share of the common stock of a Fund is entitled one vote in electing Trustees and other matters that may be submitted to shareholders for a vote.  All shares of all classes of each Fund in the Trust have equal voting rights.  However, matters affecting only one particular Fund or class, can be voted on only by shareholders in that Fund or class.  Only shareholders of the Adviser Class shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class.  All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the Prospectuses.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS

The following information supplements the description of each Fund’s investment objective, policies, principal investment strategies and risks as set forth under each Fund’s “SUMMARY SECTION,” “ABOUT THE FUND” and “THE FUND’S INVESTMENTS AND RELATED RISKS” in the Prospectuses.

Alpine Woods Capital Investors, LLC (formerly, Alpine Management & Research, LLC (the “Adviser”)) serves as the investment adviser of each Fund.

ALPINE MUNICIPAL MONEY MARKET FUND

The investment objective of Alpine Municipal Money Market Fund is to seek high federally tax-exempt current income consistent with preservation of capital and maintenance of liquidity.  The Fund is managed to provide attractive yields and to maintain a stable share price of $1.00.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the federal alternative minimum tax (“AMT”).  These obligations include high quality, short-term debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities.  The Fund may also invest its assets in other high quality debt obligations that pay federally tax-exempt interest (other than AMT).  The Fund’s portfolio is managed by the Adviser.

Generally, municipal obligations are those whose interest is exempt from federal income tax.  The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of AMT.  For taxpayers who are subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax.  Accordingly, the Fund’s net return may be lower for those taxpayers.

From time to time, the Fund may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business, or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state).  Such related sectors may include hospitals, retirement centers, pollution control, single family housing, multiple family housing, industrial development, utilities, education, and general obligation bonds.  The Fund also may invest 25% or more of its assets in municipal obligations whose issuers are located in the same state.  Such states may include California, Pennsylvania, Texas, New York, Florida, and Illinois.

The Fund must comply with the requirements of Rule 2a-7 (“Rule 2a-7”) under the 1940 Act.  Under the applicable quality requirements of Rule 2a-7, the Fund may purchase only U.S. dollar-denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition “eligible securities” as defined in Rule 2a-7.  Generally, eligible securities are divided into “first tier” and “second tier” securities.  First tier securities are generally those rated in the highest rating category by a nationally recognized statistical rating organization (“NRSRO”) (e.g., A-1 by Standard &Poor’s Corporations (“S&P”)) or unrated securities deemed by the Adviser to be comparable in quality, U.S. government securities and securities issued by other money market funds.  Second tier securities are generally those rated in the second highest rating category (e.g., A-2 by S&P) or unrated securities deemed by the Adviser to be comparable in quality.

The Fund will invest at least 95% of its assets in “first tier” securities.  The Fund must limit investment in second tier “conduit securities” (as defined in Rule 2a-7) to 5% of its total assets and, with respect to second tier conduit securities issued by a single issuer, the greater of $1 million or 1% of the Fund’s total assets.  Generally, conduit securities are securities issued to finance non-governmental private projects, such as retirement homes, private hospitals, local housing projects, and industrial development projects, with respect to which the ultimate obligor is not a government entity.

After a security is purchased, it may cease to be rated or its rating may be reduced below the minimum required for purchase.  Neither event will require an immediate sale of such security by the Fund provided that, when a security ceases to be rated, the Board determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of the security would not be in the Fund’s best interest.  See “Appendix A - Description of Security Ratings.”

The Fund will maintain a dollar-weighted average maturity of 90 days or less and will limit its investments to securities that have remaining maturities of 397 calendar days or less (approximately, 13 months) or other features that shorten maturities in a manner consistent with the requirements of Rule 2a-7, such as interest rate reset and demand features.

The Fund may acquire standby commitments.  Standby commitments are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  The Fund may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default.  Ordinarily, the Fund may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time.  The Fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments.  In the latter case, the Fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.  Standby commitments will not affect the dollar-weighted average maturity of the Fund, or the valuation of the securities underlying the commitments.  Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand.  The Adviser may rely upon its evaluation of a bank’s credit in determining whether to invest in an instrument supported by a letter of credit.  Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Fund; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

The Fund anticipates being as fully invested as practicable in municipal obligations.  However, the Fund may invest up to 20% of its net assets in taxable investments (of comparable quality to its respective tax-free investments), which would produce interest not exempt from federal income tax, including among others: (1) obligations issued or guaranteed, as to principal and interest, by the United States government, its agencies, or instrumentalities (U.S. government securities); (2) obligations of financial institutions, including banks, savings and loan institutions and mortgage banks, such as certificates of deposit, bankers’ acceptances, and time deposits; (3) corporate obligations, including commercial paper, with equivalent credit quality to the municipal obligations in which the Fund may invest.

The Fund may invest its assets in such taxable investments pending the investment or reinvestment of such assets in municipal obligations, in order to avoid the necessity of liquidating portfolio securities to satisfy redemptions or pay expenses, or when such action is deemed to be in the interest of the Fund’s shareholders.  To the extent the Fund holds taxable securities, some income the Fund pays may be taxable.  In addition, the Fund may invest up to 100% of its total assets in private activity bonds, the interest on which is a tax-preference item for taxpayers subject to AMT.  The Fund may also invest its assets in the securities of other investment companies to the extent permitted by the 1940 Act.

ALPINE ULTRA SHORT TAX OPTIMIZED INCOME FUND

The investment objective of Alpine Ultra Short Tax Optimized Income Fund is to seek high after-tax current income consistent with preservation of capital.  The Fund invests its assets in a combination of municipal obligations that pay interest that is free from federal income tax (other than AMT) and taxable debt obligations.  The particular combination and relative weightings of municipal obligations and taxable debt obligations comprising the Fund’s investment portfolio will vary over time, depending on the types of investments that the Adviser believes will generate the highest after-tax current income consistent with preservation of capital.  The Fund expects that at least 50% of its net assets will normally be invested in tax-exempt obligations.  The taxable debt obligations in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, domestic corporate debt obligations, mortgage-related and asset-backed securities and money market instruments.  In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return.  The obligations in which the Fund invests may be of any maturity, but under normal market conditions, the Fund expects its average portfolio maturity to be two years or less.

The obligations in which the Fund invests must, at the time of purchase, be rated as investment grade by S&P or Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another NRSRO, or if unrated, be determined by the Adviser to be of comparable quality.  The Fund invests at least 50% of its net assets in obligations rated A or better.  When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO.  If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.  Investment grade debt securities have received a rating from S&P or Moody’s in one of the four highest rating categories or, if not rated, have been determined to be of comparable quality to such rated securities by the Adviser.  In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management.  In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest.  The Adviser seeks to enhance performance and to manage risk by underweighting or overweighting particular sectors.  Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund.  The Adviser considers economic factors to develop strategic forecasts as to the direction of interest rates.  Based on these forecasts, the Adviser establishes the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements.  For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements.  The Fund’s duration may be shorter than the Fund’s average maturity because the maturity of an obligation only measures the time remaining until final payment of principal is due.  The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary.

Tax-Optimized Strategy.  Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations.  By contrast, the Fund attempts to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations.  The Fund seeks to achieve returns primarily in the form of current income and price appreciation.  Among the techniques and strategies used in the tax-efficient management of the Funds are the following:

•	analyzing after-tax returns of different securities in the fixed-income market;

•	employing a long-term approach to investing;

•	attempting to minimize net realized short-term gains;

•	in selling appreciated securities, selecting the most tax-favored share lots; and

•	when appropriate, selling securities trading below their tax cost to realize losses.

In managing the Fund’s investments, the Adviser seeks to reduce, but not to eliminate, the taxes incurred by shareholders in connection with the Fund’s investment income and realized capital gains.

Consistent with this goal, the Adviser seeks to limit the portion of the Fund’s distributions that will be taxable as ordinary income.  The Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability.  There is no assurance that taxable distributions can be avoided.

The Fund may acquire auction rate securities.  Auction rate securities consist of auction rate municipal obligations.  Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield.  The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale.  While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

The Fund may acquire taxable debt obligations.  The Fund may invest in taxable bonds and other types of debt obligations of U.S. issuers.  These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity.  Debt securities may include:

•	bonds, notes and debentures issued by corporations;

•	debt securities issued or guaranteed by the U.S. government or

•	one of its agencies or instrumentalities (U.S. government securities); and

•	mortgage-related and assets-backed securities.

The Fund may invest in mortgage-related securities issued or guaranteed by the U.S. government, or one of its agencies or instrumentalities, or issued by private issuers.  The mortgage-related securities in which the Fund may invest include collateralized mortgage obligations (“CMOs”) and interests in real estate mortgage investment conduits (“REMICs”).  CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities.  CMOs are typically issued in separate classes with varying coupons and stated maturities.  REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Internal Revenue Code of 1986, as amended (“Code”), and have the same characteristics as CMOs.

The Fund may from time to time also invest in “stripped” mortgage-backed securities.  These are securities which operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities.  A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently traded securities.  The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class.  These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities.  Due to existing market characteristics, “interest only” and “principal only” mortgage-backed securities are considered to be illiquid.  The prices of these securities are more volatile than the prices of debt securities which make periodic payments of interest.

Because the mortgages underlying mortgage-related securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance.  Prepayments generally are passed through to the holders of the securities.  Any such prepayments received by the Fund must be reinvested in other securities.  As a result, prepayments in excess of that anticipated could adversely affect yield to the extent reinvested in instruments with a lower interest rate than that of the original security.  Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors.  Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates.  Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interest rates.  Mortgage-related securities may be purchased at a premium over the principal or face value in order to obtain higher income.  The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.  Mortgage-backed securities may also be affected by the downturn in the subprime mortgage lending market in the United States.

The Fund may invest in asset-backed securities issued by private issuers.  Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities.  Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements.  The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.  Asset-backed securities may be “stripped” into classes in a manner similar to that described above, and are subject to the prepayment risks described therein.

The Fund may invest in zero coupon, pay-in-kind and deferred payment securities.  Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security.  Upon maturity, the holder is entitled to receive the par value of the security.  Pay-in-kind securities are securities that have interest payable by delivery of additional securities.  Upon maturity, the holder is entitled to receive the aggregate par value of the securities.  The Fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments.  Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.  While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because the Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities.  Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

The Fund may enter into repurchase agreements.  Repurchase agreements are agreements under which the Fund purchases securities from a bank or a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date.  If the seller under a repurchase agreement becomes insolvent, the Fund’s right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them.  In the event of the bankruptcy or insolvency of the seller, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.  If the seller defaults, the value of the securities may decline before the Fund is able to dispose of them.  If the Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Fund may not enjoy protections comparable to those provided to most repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral.  The Fund has adopted procedures designed to minimize the risks of loss from repurchase agreements.

The Fund’s custodian or a sub-custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily.  To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.  In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action.  The Fund believes that under the regular procedures normally in effect for custody of the Fund’s portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities.  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

ALPINE MUNICIPAL MONEY MARKET FUND AND ALPINE ULTRA SHORT TAX OPTIMIZED INCOME FUND

Municipal Obligations.  Each Fund may invest in municipal obligations.  Municipal obligations include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.  Other public purposes for which municipal obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.  In addition, municipal obligations include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds or other private activity bonds that are backed only by the assets and revenues of the non-governmental user (such as manufacturing enterprises, hospitals, colleges and other entities).

Municipal obligations include municipal bonds, notes and leases.  Municipal obligations may be zero-coupon securities.  Yields on municipal obligations are dependent on a variety of factors, including the general conditions of the municipal obligations markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Municipal obligations historically have not been subject to registration with the SEC, although there have been proposals that would require registration in the future.

The Adviser relies on the opinion of the Issuer’s counsel, which is rendered at the time the security is issued, to determine whether the security is appropriate, with respect to this tax status, to be purchased by a Fund.

Municipal obligations may include other securities similar to those described below that are or may become available.

Municipal bonds can be classified as either “general obligation” or “revenue” bonds.  General obligation bonds are secured by a municipality’s pledge of its full faith, credit and taxing power or the payment of principal and interest.  Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.  Municipal bonds include industrial development bonds.  Municipal bonds may also be “moral obligation” bonds, which are normally issued by special purpose public authorities.  If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

Municipal bonds include tax-exempt industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality.  The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.  Such obligations, which may include lease arrangements, are included within the term “municipal securities” if the interest paid thereon qualifies as exempt from federal income tax (other than AMT).

Municipal bonds meet longer term capital needs of a municipal issuer and generally have maturities of more than one year when issued.  General obligation bonds are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems.  The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount.  Revenue bonds in recent years have come to include an increasingly wide variety of types of municipal obligations.  As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity.  Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from general tax revenues.  Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals.  Many of these bonds are additionally secured by a debt service reserve fund which can be used to make a limited number of principal and interest payments should the pledged revenues be insufficient.  Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues.  Revenue bonds issued by housing authorities may be secured in a number of ways, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund.  In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated, as discussed below.

Municipal bonds are considered private activity bonds if they are issued to raise money for privately owned or operated facilities used for such purposes as production or manufacturing, housing, health care and other nonprofit or charitable purposes.  These bonds are also used to finance public facilities such as airports, mass transit systems and ports.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s owner or user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

The types of projects for which private activity bonds may bear tax-exempt interest under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986, and continue to be subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions and other matters.  Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated facilities of organizations described in Section 501(c)(3) of the Code (such as private universities and non-profit hospitals), certain owner-occupied and rental residential projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the tax-exempt refinancing of various kinds of other private commercial projects originally financed with tax-exempt bonds.  In future years, the types of projects qualifying under the Code for tax-exempt financing could become increasingly limited.

Municipal notes, which may be either “general obligation” or “revenue” securities, are intended to fulfill the short-term capital needs of the issuer and generally have maturities not exceeding one year.  Examples of municipal notes are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper.  Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date.  Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future.  Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program.  Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by “Fannie Mae” (the Federal National Mortgage Association) or “Ginnie Mae” (the Government National Mortgage Association) at the end of the project construction period.  Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable.  Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by the municipal issuer.

Municipal lease obligations, which may take the form of a lease, an installment purchase or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds.  State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt.  These may include voter referenda, interest rate limits or public sale requirements.  Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt.  Many leases and contracts include “non-appropriation clauses” providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis.  Non-appropriation clauses free the issuer from debt issuance limitations.  A Fund’s ability to recover under such a lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure proves difficult.  In addition to the “non-appropriation” risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds.

Investment in municipal lease obligations is generally made indirectly (i.e., not as a lessor of the property) through a participation interest in such obligations owned by a bank or other third party.  A participation interest gives the investor a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

Each Fund may also invest in derivative securities issued by partnerships and grantor trusts.  These securities allow the Fund to receive principal and interest payments on underlying municipal obligations and may have fixed, floating or variable rates of interest.  They may be backed by a letter of credit or guaranty and are generally accompanied by an opinion of counsel that the interest on them will be tax-exempt.  The Fund may only invest in these securities if they meet the Fund’s credit-quality and eligibility requirements.

Recent Market Events.  The fixed-income markets continue to experience a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline. These events and the continuing market upheavals may have an adverse effect on the Funds.

Mortgage-Backed Bonds.  Each Fund’s investments in municipal obligations may include mortgage-backed municipal bonds, which are a type of municipal security issued by a state, authority or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers.  A Fund’s interest, evidenced by such obligations, is an undivided interest in a pool of mortgages.  Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments.  The Fund may also receive additional principal payments representing prepayments of the underlying mortgages.  While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates.  In the event that the Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.

Participation Interests.  A participation interest gives a Fund an undivided interest in a municipal debt obligation in the proportion that the Fund’s participation interest bears to the principal amount of the obligation.  These instruments may have fixed, floating or variable rates of interest.  The Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be tax-exempt.  If the Fund purchases unrated participation interests, the Board of Trustees or its delegate must have determined that the credit risk is equivalent to the rated obligations in which the Fund may invest.  Participation interests may be backed by a letter of credit or repurchase obligation of the selling institution.  When determining whether such a participation interest meets a Fund’s credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.

Put Features.  Put features entitle the holder to sell a security (including a repurchase agreement) back to the issuer of a third party at any time or at specific intervals.  They are subject to the risk that the put provider is unable to honor the put feature (purchase the security).  Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from domestic or foreign banks.  The Adviser may rely on its evaluation of a bank’s credit in determining whether to purchase a security supported by a letter of credit.  In evaluating a foreign bank’s credit, the Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other government restrictions that might affect the bank’s ability to honor its credit commitment.  Demand features, standby commitments and tender options are types of put features.

Tender Option Bonds.  Each of the Funds may purchase tender option bonds.  Tender option bonds are created by coupling an intermediate- or long-term, fixed-rate, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value.  As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination.  After a payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate.  Subject to applicable regulatory requirements, Alpine Municipal Money Market Fund may buy tender option bonds if the agreement gives the Fund the right to tender the bond to its sponsor no less frequently than once every 397 days.  In selecting tender option bonds for a Fund, the Adviser will consider the creditworthiness of the issuer of the underlying bond, the custodian and the third party provider of the tender option.  In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on a interest payment.

Variable or Floating Rate Obligations.  Each Fund may invest in variable rate or floating rate obligations.  Floating rate obligations have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate.  The interest rate of variable rate obligations ordinarily is determined by reference to or is a percentage of an objective standard such as a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.  Generally, the changes in the interest rate on variable rate obligations reduce the fluctuation in the market value of such securities.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.  Alpine Municipal Money Market Fund determines the maturity of variable rate obligations and floating rate obligations in accordance with Rule 2a-7, which allows the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Certain Tax Aspects.  Municipal obligations are also categorized according to whether or not the interest is includable in the calculation of AMT imposed on individuals, according to whether or not the costs of acquiring or carrying the securities are deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes.  Due to the increasing complexity of the Code and related requirements governing the issuance of tax-exempt securities, industry practice has uniformly required, as a condition to the issuance thereof, particularly in the case of revenue bonds, an opinion of a nationally recognized bond counsel as to the tax-exempt status of interest on such securities.

Additional Risk Considerations.  The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states.  In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time.  Proposals also may be introduced before state legislatures that would affect the state tax treatment of a Fund’s distributions.  If such proposals were enacted, the availability of municipal obligations and the value of a Fund’s holdings would be affected and the Board of Trustees would reevaluate the Fund’s investment objective and policies.

Quality and Diversification Requirements.  If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer.  Similarly, in the case of an industrial development revenue bond for pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental uses, the non-governmental user is regarded as the sole issuer.  If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor.  See “Investment Restrictions.”

U.S. Government Securities.  Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

Each Fund may invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities.  These obligations may or may not be backed by the “full faith and credit” of the United States.  Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank.  In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.  Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Bank and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

Other Taxable Debt Obligations.  The Funds may invest in publicly and privately issued debt obligations of U.S. corporations, including obligations of industrial, utility, banking and other financial issuers.  These securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Investment Company Securities.  Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the 1940 Act or any order pursuant thereto.  These limits currently require that, as determined immediately after a purchase is made (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided, however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective and substantially the same investment policies as the Fund.  As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees.  These expenses would be in connection with its own operations.

Illiquid Securities.  The Board has adopted procedures to determine the liquidity of certain restricted securities, as permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  Rule 144A (the “Rule”) is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws.  The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers.  The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for sale under the Rule.  The Staff of the SEC has left the question of determining the liquidity of restricted securities eligible for resale under the Rule for determination by the Trustees.  The Trustees consider the following criteria in determining the liquidity of these restricted securities:

(i)	the frequency of trades and quotes for the security;

(ii)	the number of dealers willing to purchase or sell the security and the number of other potential buyers;

(iii)	dealer undertakings to make a market in the security; and

(iv)	the nature of the security and the nature of the marketplace trades.

Municipal lease obligations will not be considered illiquid if they (i) are publicly offered and are rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or (ii) have a demand feature, which, if exercised, will result in payment of their par value within seven days.  Municipal lease obligations not meeting either of these criteria (restricted municipal lease obligations) will not be considered illiquid for purposes of a Fund’s limitation on illiquid securities, provided the Adviser determines that there is a readily available market for such securities, in accordance with procedures adopted by the Board of Trustees.  With respect to restricted municipal lease obligations, the Adviser will consider, pursuant to such procedures, the general credit quality of the restricted municipal lease obligations that are unrated, an analysis of such factors as (i) whether the lease can be cancelled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the leasee’s general credit (e.g., Its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and any other factors unique to municipal lease obligations as determined by the Adviser.

When-Issued and Delayed Delivery Securities.  These transactions are made to secure what is considered to be an advantageous price or yield for a Fund.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date.  These assets are marked to market and are maintained until the transaction has been settled.

Temporary Investments.  For defensive purposes, each Fund may temporarily invest all or a substantial portion of its assets in high quality debt securities, including money market instruments, or may temporarily hold cash.  Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include:

•	Government securities;

•	commercial paper;

•	certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation; and

•	short-term obligations of foreign issuers denominated in U.S. dollars and traded in the U.S.

INVESTMENT RESTRICTIONS

The Funds are subject to a variety of investment restrictions.  Certain of these restrictions are deemed fundamental, and may not be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities.  A “majority of the outstanding voting securities” of a Fund for this purpose means the lesser of (i) 67% of the shares of that Fund represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

Pursuant to its fundamental investment restrictions, a Fund (unless otherwise noted) may not:

1.
With respect to 75% of its total assets, purchase a security, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities of any one issuer;

The SEC has taken the position that, for purposes of the restrictions applicable to a fund’s diversification, such as those set forth in this Section 1 above, investments in securities of other investment companies, including in exchange-traded funds, are considered investments in the portfolio securities of such investment companies.

2.
Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; or, in the case of Alpine Municipal Money Market Fund, tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision, agency or instrumentality of any of the foregoing) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry; provided that Alpine Municipal Money Market Fund may invest more than 25% of its total assets in industrial development bonds related to a single industry; and further provided that, notwithstanding any other fundamental investment policy or limitation, a Fund may invest all of its investable assets in a single open-end management investment company that has the same investment objective and substantially the same investment policies as the Fund;

3.
Issue senior securities as defined by the 1940 Act, or borrow money, except that the Funds may borrow from banks for temporary, extraordinary or emergency purposes (but not for investment) in an amount up to one-third of the value of their respective total assets (calculated at the time of the borrowing).  A Fund may not make additional investments while it has any borrowings outstanding.  This restriction shall not be deemed to prohibit a Fund from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.

4.
Purchase or sell commodities or commodity contracts, or real estate or interests in real estate (including limited partnership interests), except that the Fund, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and may purchase and sell securities secured by real estate or interests therein;

5.	Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, the Fund may be deemed to be an underwriter under the 1933 Act;

6.	Make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements;

7.	Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions; or

8.
Pledge, hypothecate, mortgage or otherwise encumber the Fund’s assets, except as may be necessary to secure permitted borrowings.  (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)

The Funds have the following additional investment restrictions which are not fundamental and may be changed by the Board without a vote of shareholders.  Under these restrictions, a Fund may not:

1.	Make investments for the purpose of exercising control or management of another company.

2.
Participate on a joint or joint and several basis in any trading account in securities.  (The “bunching” of orders for the purchase or sale of portfolio securities with the Adviser or accounts under its management to reduce brokerage commissions or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

3.
Purchase any illiquid securities or other securities which are not readily marketable, including repurchase agreements maturing in more than seven days, if as a result more than 15% of the value of Alpine Ultra Short Tax Optimized Income Fund’s net assets, or 10% of the value of Alpine Municipal Money Market Fund’s net assets, would be held in illiquid securities and such repurchase agreements under which the Fund does not have the right to obtain repayment in seven days or less.  This restriction does not apply to acquisitions by the Fund of securities eligible for resale under Rule 144A of the 1933 Act or municipal lease obligations which the Board of Trustees has determined to be liquid.  Action will be taken to reduce holdings of illiquid securities if, as a result of a change in value of an investment or position, or a change in the net assets of the Fund, more than 15% of the value of Alpine Ultra Short Tax Optimized Income Fund’s net assets or 10% of the value of Alpine Municipal Money Market Fund’s net assets, are invested in illiquid securities.

4.	Invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.

5.	Invest in warrants or rights.

6.
Purchase the securities of another investment company, except as permitted by the 1940 Act or any order pursuant thereto or in connection with a merger, consolidation, reorganization or acquisition of assets, and except insofar as a Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in a single open-end management investment company that has the same investment objective and substantially the same investment policies as the Fund.

7.
With respect to Alpine Municipal Money Market Fund only, purchase a security (other than a security issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or a security subject to a “guarantee issued by a non-controlled person,” as defined in Rule 2a-7) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer, provided that a Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

Except as otherwise stated in this SAI or in the Prospectuses, if a percentage limitation set forth in an investment policy or restriction of a Fund is adhered to at the time of investment or at the time the Fund engages in a transaction, a subsequent increase or decrease in percentage resulting from a change in value of an investment or position, or a change in the net assets of the Fund, will not result in a violation of such restriction.

PORTFOLIO TURNOVER

For the fiscal years ended October 31, 2009 and 2008 the portfolio turnover rates for the Alpine Ultra Short Tax Optimized Income Fund are presented in the table below.  Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in the Adviser’s investment.

Turnover Rates	2009	2008
Alpine Ultra Short Tax Optimized Income Fund	16%	129%

MANAGEMENT

The Board has the responsibility for the overall management of the Trust and each Fund, including general supervision and review of each Fund’s investment activities and its conformity with Delaware law and the stated policies of the Fund.  The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations.

The Trustees, including the Trustees who are not considered “interested persons” as that term is defined under the 1940 Act (“Independent Trustees”), and executive officers of the Trust, their ages and principal occupations during the past five years are set forth below. The address of each Trustee and officer is 2500 Westchester Avenue, Suite 215, Purchase, New York 10577.

Independent Trustees
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
Laurence B. Ashkin (81)	Independent Trustee	Indefinite, since the Trust’s inception	Real estate developer since 1980; Founder and President of Centrum Properties, Inc. since 1980.	16	Board of Trustees Chairman, Perspective Charter Schools, Chicago, IL; Director, Chicago Public Radio; Trustee of each of the Alpine Trusts.****

H. Guy Leibler (55)	Independent Trustee	Indefinite, since the Trust’s inception	Private investor since 2007; Vice Chair and Chief Operating Officer of L&L Acquisitions LLC (2004-2007).	16	Chairman Emeritus, White Plains Hospital Center; Trustee of each of the Alpine Trusts. ****

Jeffrey E. Wacksman (49)	Independent Trustee	Indefinite, since 2004	Partner, Loeb, Block & Partners LLP since 1994.	16
 Director, International Succession Planning Association; Trustee, Larchmont Manor Park Society; Director, Bondi Icebergs Inc. (Women’s Sportswear); Director, MH Properties, Inc.; Trustee of each of the Alpine Trusts.****

James A. Jacobson (64)	Independent Trustee	Indefinite, since July, 2009	Retired, since November 2008; Vice Chairman and Managing Director, Spear Leeds & Kellogg Specialists, LLC, January 2003 to November 2008	16	Trustee of each of the Alpine Trusts.****

Interested Trustees & Officers
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
Samuel A. Lieber* (53)	Interested Trustee, President and Portfolio Manager	Indefinite, since the Trust’s inception	CEO of Alpine Woods Capital Investors, LLC since November 1997. President of Alpine Trusts since 1998.	16	Trustee of each of the Alpine Trusts.****

Stephen A. Lieber *** (84)	Vice President and Portfolio Manager	Indefinite, since the Trust’s inception	Chief Investment Officer, Alpine Woods Capital Investors, LLC since 2003; Chairman and Senior Portfolio Manager, Saxon Woods Advisors, LLC since 1999.	N/A	None

Robert W. Gadsden (52)	Vice President and Portfolio Manager	Indefinite, since 1999	Portfolio Manager and Senior Real Estate Analyst of Alpine Woods Capital Investors, LLC since 1999.	N/A	None

John Megyesi (49)	Chief Compliance Officer	Indefinite, since January 16, 2009
Chief Compliance Officer, Alpine Woods Capital Investors, LLC since January 2009; Vice President and Manager, Trade Surveillance, Credit Suisse Asset Management, LLC (2006-2009); Manager, Trading and Surveillance, Allianz Global Investors (2004-2006).
				N/A	None

Andrew Pappert (29)	Secretary	Indefinite, since March 2009	Director of Fund Operations, Alpine Woods Capital Investors, LLC since September 2008; Assistant Vice President, Mutual Fund Operations, Credit Suisse Asset Management, LLC (2003-2008)	N/A	None

Ronald Palmer (41)	Chief Financial Officer	Indefinite Since January 2010
2009-Present
Alpine Woods Capital Investors, LLC: Chief Financial Officer
2008-2009
Independent Consultant
2007-2008
Macquarie Capital Investment Management, LLC: Vice President Cash Management and Foreign Exchange
2004-2007
Macquarie Fund Adviser, LLC: Chief Operating Officer
				N/A	None

*	Denotes Trustees who are “interested persons” of the Trust or Fund under the 1940 Act.

**
In addition to the two portfolios discussed in this SAI, Alpine Woods Capital Investors, LLC manages fourteen other fund portfolios within the Alpine Trusts.  The Trustees oversee each of the sixteen portfolios within the six Alpine Trusts.

***	Stephen A. Lieber is the father of Samuel A. Lieber.
****
In addition to the Trust, the Trustees identified in this SAI are members of the Board of Trustees for each of the Trust, Alpine Equity Trust, Alpine Series Trust, Alpine Global Dynamic Dividend Fund,  Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund (the “Alpine Trusts”).

Compensation

The Trust pays an annual fee to each Trustee who is not an officer or employee of the Adviser or the distributor (or any affiliated company of the Adviser or distributor) in the amount of $2,683.  Travel expenses of Trustees who are not affiliated persons of the Adviser or distributor (or any affiliated company of the Adviser or distributor) which are incurred in connection with attending meetings of the Board of Trustees will also be reimbursed.

COMPENSATION TABLE
Name	Aggregate Compensation from Alpine Municipal Money Market Fund	Aggregate Compensation from Alpine Ultra Short Tax Optimized Income Fund	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Laurence B. Ashkin	$1,629	$1,054	$0	$0	$60,000
H. Guy Leibler	$1,629	$1,054	$0	$0	$60,000
Jeffrey E. Wacksman	$1,629	$1,054	$0	$0	$60,000
James A. Jacobson	$231	$231	$0	$0	$7,000
Samuel A. Lieber	$0	$0	$0	$0	$0
(1)           These figures represent the annual aggregate compensation by the Fund Complex for the fiscal year ended October 31, 2009.  The Fund Complex is currently comprised of six separate registrants consisting of sixteen portfolios.

Trustee and Officer Ownership of Fund Shares

As of January 31 2010, Samuel A. Lieber owned 5.83% of the Alpine Municipal Money Market Fund and 0.11% of the Alpine Ultra Short Tax Optimized Income Fund - Investor Class.  Stephen A. Lieber owned 4.43% of the Alpine Municipal Money Market Fund and 4.27% of the Alpine Ultra Short Tax Optimized Income Fund - Investor Class.  All other officers and Trustees owned as a group less than 1% of the outstanding shares of the Alpine Municipal Money Market Fund and Alpine Ultra Short Tax Optimized Income Fund , respectively.  Set forth below is the dollar range of equity securities beneficially owned by each Trustee of the Funds as of December 31, 2009:

Amount Invested Key A. None B. $1-$10,000 C. $10,001-$50,000 D. $50,001-$100,000 E. $100,001-$500,000 F. $500,001-$1,000,000 G. Over $1,000,000

Name	Alpine Municipal Money Market Fund	Alpine Ultra Short Tax Optimized Income Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies*

Independent Trustees
Laurence B. Ashkin	D	A	E
H. Guy Leibler	D	A	E
Jeffrey E. Wacksman	E	A	F
James A. Jacobson	A	A	A

Interested Trustees
Samuel A. Lieber	G	G	G

*
Includes holdings of each series of Alpine Equity Trust (Alpine Cyclical Advantage Property Fund, Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Emerging Markets Real Estate Fund and Alpine Global Infrastructure Fund), each a series of Alpine Income Trust (Alpine Municipal Money Market Fund and Alpine Ultra Short Tax Optimized Income Fund), each a series of Alpine Series Trust(Alpine Dynamic Balance Fund, Alpine Dynamic Dividend Fund, Alpine Dynamic Financial Services Fund, Alpine Dynamic Innovators Fund, Alpine Dynamic Transformations Fund and Alpine Accelerating Dividend Fund), Alpine Global Dynamic Dividend Fund, Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund.

As of January 31, 2010, Lieber family beneficial holdings in the three unregistered funds managed by the Adviser included 44.0% of Alpine Woods Growth Values Financial Equities, L.P., 100% of Alpine Woods Global Growth Values, L.P. and 70.5% of Alpine Woods Growth Values, L.P.

Other than as set forth in the foregoing table, no Trustee who is not an interested person of the Trust or immediate family member of any such Trustee has, during the two most recently completed calendar years had:

(i)	any securities interest or any other direct or indirect interest in the Adviser or the Distributor of the Funds or their affiliates; or

(ii)	any material interest, direct or indirect in any transaction or series of similar transactions in which the amount involved exceeds $120,000; or

(iii)
any direct or indirect relationship, in which the amount involved exceeds $120,000 including payments for property or services to or from, provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

(iv)	any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships, with:

(A)	the Funds;

(B)	an officer of the Trust;

(C)
an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or the Distributor;

(D)
an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or the Distributor;

(E)	the Adviser or the Distributor;

(F)	an officer of the Adviser or the Distributor;

(G)	a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor; or

(H)
an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor (excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.);

No officer of the Adviser or the Distributor, or officers of persons directly or indirectly controlling, controlled by, or under common control with Adviser or the Distributor has served during the two most recently completed calendar years, on the board of directors of a company where a Trustee who is not an interested person of a Fund or immediate family member of such Trustee, was, during the two most recently completed calendar years, an officer.

Board Committees

The Board has three standing committees as described below:

Audit Committee
Members	Description	Meetings
Laurence B. Ashkin H. Guy Leibler Jeffrey E. Wacksman James A. Jacobson	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.	The audit committee met four times during the fiscal year ended October 31, 2009.
Valuation Committee
Members	Description	Meetings
Laurence B. Ashkin H. Guy Leibler Jeffrey E. Wacksman James A. Jacobson
Responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.
The valuation committee met three times during the fiscal year ended October 31, 2009.
Nominating Committee
Members	Description	Meetings
Laurence B. Ashkin H. Guy Leibler Jeffrey E. Wacksman James A. Jacobson	Responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time.	The nominating committee met three times during the fiscal year ended October 31, 2009.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  As a result, Stephen A. Lieber could be considered a principal shareholder of the Investor Class of both Funds.  As of January 31, 2010, the following shareholders owned of record or beneficially more than 5% of the Alpine Municipal Money Market Fund’s outstanding shares:

Name and Address	Percentage Ownership	Type of Ownership
Wachovia Securities 1 N. Jefferson Avenue St. Louis, MO 63103	19.93%	Record

The Bank of New York 111 Saunders Creek Parkway East Syracuse, NY 10357	15.06%	Record

Band & Co. P.O. Box 1787 Milwaukee, WI 53201-1787	5.80%	Record

Bank of America N.A. 135 S. LaSalle St. Chicago, IL 60603	5.02%	Record

As of January 31, 2010, the following shareholders owned of record or beneficially more than 5% of the Alpine Ultra Short Tax Optimized Income Fund’s outstanding shares:

ADVISER CLASS

Name and Address	Percentage Ownership	Type of Ownership
Morgan Stanley Smith Barney LLC1 787 7th Avenue New York, NY 10019	29.38%	Record

Wachovia Securities 1 N. Jefferson Avenue St. Louis, MO 63103	11.49%	Record

INVESTOR CLASS

Name and Address	Percentage Ownership	Type of Ownership
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive E., Floor 3 Jacksonville, FL 32246	19.63%	Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	17.89%	Record

National Financial Services Corp. One World Financial Center New York, NY 10281	17.16%	Record

Prudential Investment Management Services LLC Three Gateway Center, Suite 14 Newark, NJ 07102	7.21%	Record

1 Morgan Stanley Smith Barney LLC is organized under the laws of the State of Delaware and its parent company is Morgan Stanley.

CODE OF ETHICS

The Adviser and the Trust have adopted a joint Code of Ethics pursuant to Section 204A and Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act.  Quasar Distributors, LLC (the “Distributor”) has also adopted a Code of Ethics.  Each Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees of the Trust, the Adviser or the Distributor (Access Persons), as applicable.  Rule 17j-1 and each Code of Ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Each Code of Ethics permits Access Persons to trade securities for their own accounts and generally requires them to report their personal securities transactions and holdings.  Each Code of Ethics will be included as an exhibit to the Trust’s registration statement, which is on file with, and available from, the SEC.

PROXY VOTING GUIDELINES

The Board of Trustees of the Alpine Funds (the “Funds”) has approved the delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to the Adviser after the Board reviewed and considered the proxy voting policies and procedures used by the Adviser which uses an independent service provider, as described below.

The Adviser’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of the Funds; and (ii) that avoid the influence of conflicts of interest.  To implement this goal, the Adviser has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions.  The Proxy Voting Guidelines are designed to ensure that where the Adviser has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

Policies of the Adviser

The Adviser has delegated to Risk Metrics Group ISS Governance Services (“Risk Metrics”), an independent service provider, the administration of proxy voting for the Funds’ portfolio securities directly managed by the Adviser, subject to oversight by the Adviser’s Proxy Manager (in his or her absence the Director of Institutional Operations).   Risk Metrics, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. The Adviser has reviewed, and will continue to review annually, the relationship with Risk Metrics and the quality and effectiveness of such services provided by Risk Metrics.

Specifically, Risk Metrics assists the Adviser in the proxy voting and corporate governance oversight process by developing and updating the “Risk Metrics Proxy Voting Guidelines,” which are incorporated into the Fund’s Proxy Voting Guidelines by reference, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. The Adviser’s decision to retain Risk Metrics is based principally on the view that the services that Risk Metrics provides, subject to oversight by the Adviser, generally will result in proxy voting decisions which serve the best economic interests of the Funds’ shareholders. The Adviser has reviewed, analyzed, and determined that the Risk Metrics Proxy Voting Guidelines are consistent with the views of the Adviser on the various types of proxy proposals. When the Risk Metrics Proxy Voting Guidelines do not cover a specific proxy issue and Risk Metrics does not provide a recommendation, Risk Metrics will notify the Adviser; and the Adviser will use its best judgment in voting proxies on behalf of the Funds’ shareholders. The Risk Metrics Proxy Voting Guidelines can be found on their website (http://www.riskmetrics.com/press/2009_policy).

Conflicts of Interest

The Adviser does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest.  In addition, because Fund proxies are voted by Risk Metrics pursuant to the pre-determined Risk Metrics Proxy Voting Guidelines, the Adviser generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of a Fund do not reflect any conflict of interest.  Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Fund and those of  the Adviser (or between a Fund and those of any of the Adviser’s affiliates), then the proxy should be voted strictly in conformity with the recommendation of Risk Metrics.  To monitor compliance with this policy, and proposed or actual deviation from a recommendation of Risk Metrics must be reported to the Proxy Manager and the Chief Compliance Officer (“CCO”) for the Adviser.  The Proxy Manager and CCO for the Adviser will then provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest.  If the Adviser then casts a proxy vote that deviates from an Risk Metrics recommendation, the affected Fund (or other appropriate Fund authority) will be given a report of this deviation.

Circumstances Under Which Proxies Will Not Be Voted

The Adviser, through Risk Metrics, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which the Adviser will not process a proxy because it is impractical or too expensive to do so. For example, the Adviser, will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when the Adviser has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security.  Also, the Adviser generally will not seek to recall the securities on loan for the purpose of voting the securities unless the Adviser determines that the issue presented for a vote warrants recalling the security.

More Information

The actual voting records relating to the Fund’s portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-888-785-5578 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-888-785-5578 and will be sent within three business days of receipt of a request.

ANTI-MONEY LAUNDERING PROGRAM

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

INVESTMENT ADVISORY ARRANGEMENTS

The management of the Funds are supervised by the Trustees of the Trust.  Alpine Woods Capital Investors, LLC provides investment advisory services to the Funds pursuant to an Investment Advisory Agreement entered into with the Trust (“Advisory Agreement”).

The Adviser, located at 2500 Westchester Avenue, Purchase, New York, 10577, is a Delaware limited liability company organized on December 3, 1997.  It was formed for the purpose of providing investment advisory and management services to investment companies (including the Funds) and other advisory clients.  All membership interests in the Adviser are owned by Alpine Woods, L.P.  Mr. Samuel A. Lieber has a majority interest in this partnership and is the controlling person of its general partner.  He co-founded the Adviser with his father, Stephen A. Lieber.  Mr. Samuel Lieber was previously associated with Evergreen Asset Management Corporation, the former investment adviser of Alpine U.S. Real Estate Equity Fund and Alpine International Real Estate Equity Fund, and was primarily responsible for investment advisory services provided to those funds.

The initial Advisory Agreement for the Funds was approved by the Trustees, including a majority of the Independent Trustees, on November 15, 2002 and continues in effect from year to year provided that its continuance is approved annually by the Trustees or by a majority of the outstanding voting shares of the Funds, and in each case is also approved by a majority of the Independent Trustees by vote cast in person at a meeting duly called for the purpose of voting on such approval. The continuances of the Advisory Agreement were approved by the Trust’s Board of Trustees, including a majority of Independent Trustees, at a meeting held in person on December 2, 2009 for the purpose of continuing the Advisory Agreements for a period not to extend beyond January 31, 2010, and subsequently for an annual period at a meeting held in person on January 5, 2010.

 Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. If transactions on behalf of more than one fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity.    In addition, under its arrangements with unregistered funds that it manages, the Adviser receives a portion of the appreciation of such funds’ portfolios. This may create an incentive for the Adviser to allocate attractive investment opportunities to such funds.  Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be fair and equitable under the circumstances. As a result of such allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Trustees that the benefits from the Adviser’s organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.  When two or more funds purchase or sell the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

Under the Advisory Agreement, the Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund’s portfolio of investments.  In addition, the Adviser provides office facilities to the Funds and performs a variety of administrative services.  Each Fund bears all of its other expenses and liabilities, including expenses incurred in connection with maintaining its registration under the 1933 Act and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholders’ meetings and reports to shareholders.  The Adviser pays the costs of printing and distributing Prospectuses used for prospective shareholders.

The annual percentage rate and method used in computing the investment advisory fee of the Funds are described in the Prospectuses.  The advisory fees paid by the Alpine Municipal Money Market Fund to the Adviser for the fiscal years ended October 31, 2007, 2008 and 2009 were as follows:

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to Adviser
2009	$3,075,664	$(9,413)	$3,066,251
2008	$3,407,181	$(1,007,557)	$2,399,624
2007	$3,395,812	$(1,718,243)	$1,677 ,569

The advisory fees paid by the Alpine Ultra Short Tax Optimized Income Fund to the Adviser for the fiscal years ended October 31, 2007, 2008 and 2009 were as follows:

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to Adviser
2009	$5,872,536	$(1,528,133)	$4,344,403
2008	$1,074,793	$(322,815)	$751,978
2007	$386,097	$(148,724)	$237 ,373

The Advisory Agreement is terminable, without the payment of any penalty, on sixty days’ written notice, by a vote of the holders of a majority of the Funds’ outstanding shares, by a vote of a majority of the Trustees or by the Adviser.  The Advisory Agreement provides that it will automatically terminate in the event of its assignment.  The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

PORTFOLIO MANAGER

Steven C. Shachat is the portfolio manager responsible for the day-to-day management of the Funds.  The following table shows the number of other accounts managed by Mr. Shachat and the total assets in the accounts managed within various categories as of October 31, 2009.

			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Conflict of Interest.  Where conflicts of interest arise between the Funds and other accounts managed by the portfolio manager, Mr. Shachat will proceed in a manner that ensures that the Funds will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for more than one account managed by Mr. Shachat.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation. The portfolio manager’s compensation is made up of a fixed salary amount which is not based on the value of the assets in the Funds’ portfolios.  Any bonuses received by the portfolio manager are based on the Funds’ after-tax performance.

Securities Owned in the Funds by Portfolio Manager.  As of October 31, 2009, the portfolio manager owned the following equity securities in the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund A. None, B. $1-$10,000 C. $10,001-$50,000 D. $50,001-$100,000 E. $100,001-$500,000 D. $500,001-$1,000,000 F. Over $1,000,000		Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
	Alpine Municipal Money Market Fund	Alpine Ultra Short Tax Optimized Income Fund

Steven C. Shachat	E	A	E

DISTRIBUTION AND SHAREHOLDER SERVICING

Distributor

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), a Delaware limited liability company, is the distributor for the shares of the Fund pursuant to a Distribution Agreement (the “Agreement”), among the Trust, Adviser and Distributor dated September 22, 2003.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. and is an affiliate of U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  Shares of the Funds are offered on a continuous basis.  The Agreement provides that the Distributor, as agent in connection with the distribution of Funds shares, will use its best efforts to distribute the Fund’s shares.  The Distributor finances such promotional activities at its own expense.

Distribution and Shareholder Servicing Plan

The Alpine Ultra Short Tax Optimized Income Fund adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan authorizes payments by the Adviser Class of the Fund in connection with the distribution of shares as follows:

Adviser Class	12b-1 and Shareholder Servicing fee (as a % of average daily net assets)
Alpine Ultra Short Tax Optimized Income Fund	0.25%

Payments may be made by the Adviser Class of shares under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board.   Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead.  To the extent any activity is one which the Fund (or class) may finance without the Plan, the Adviser Class may also make payments to finance such activity outside of the Plan and not subject to its limitations.  Payments under the Plan are based upon a percentage of average daily net assets attributable to the Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee.  It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases the Fund’s expenses from what they would otherwise be.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

The Fund may enter into agreements with certain organizations that provide various services to Fund shareholders.  Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from the Fund at an annual rate of up to 0.25% of the average daily net assets of the shares covered by their respective agreements for shareholder support pursuant to the Plan.  Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments.  During the fiscal year ended October 31, 2009, the Fund paid the following Rule 12b-1 fees, all of which were paid to the Distributor:

Adviser Class	12b-1 and Shareholder Servicing fee
Alpine Ultra Short Tax Optimized Income Fund	$184,838

The Adviser may pay out of its own legitimate profits similar amounts to investors or sellers of the Funds’ shares.

Anticipated Benefits to the Fund

The Board considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Fund; and (f) the possible benefits of the Plan to any person relative to those of the Fund.

Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Adviser Class and its shareholders in at least one of several potential ways.  Specifically, the Board concluded that the Distributor and any person entering into related agreements with the Distributor under the Plan would have little or no incentive to incur promotional expenses on behalf of the Adviser Class if the Plan were not in place to reimburse them, thus making the adoption of the Plan important to the initial success and thereafter, continued viability of the Adviser Class.  In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Adviser Class shareholders, which would, of course, benefit such shareholders.  Finally, the adoption of the Plan would help to increase assets under management in a short amount of time, given the marketing efforts on the part of the Distributor and the other recipients of 12b-1 payments under the Plan to sell Adviser Class shares, which should result in certain economies of scale.

While there is no assurance that the expenditure of Adviser Class assets to finance distribution of Adviser Class shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Adviser Class, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.

SERVICE PROVIDERS

The Trust has entered into a series of agreements whereby certain parties will provide various services to the Funds.

U.S. Bancorp Fund Services, LLC (“USBFS”) acts as transfer agent to the Funds.  USBFS’s address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.  The services to be provided by the transfer agent include, either by USBFS or another party pursuant to an agreement with USBFS, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Funds, day-to-day administration of matters related to the corporate existence of the Funds (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for “blue sky” purposes and assistance in the preparation of the Funds’ registration statement under federal and state securities laws.  USBFS also serves as administrator to the Funds.

U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust (“Custody Agreement”), whereby the Custodian provides custody services on behalf of the Funds and receives fees from the Funds on a transactional basis plus out-of-pocket expenses.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.  The Custodian’s address is 1555 N. RiverCenter Dr., Suite 302, Milwaukee, Wisconsin, 53212.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust dated September 22, 2003, USBFS also performs certain administrative, accounting and tax reporting functions for the Fund, including the preparation and filing of federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, preparing financial statements for the Annual and Semi-Annual Reports to the SEC and current investors, monitoring the Funds’ expense accruals and performing securities valuations and, from time to time, monitoring the Funds’ compliance with their investment objectives and restrictions.  Pursuant to the Funds’ Administration Servicing Agreement, USBFS is entitled to receive from the Funds a fee, computed daily and payable monthly.

As of the fiscal year ended October 31, 2007, 2008 and 2009, the Funds paid the following in administration fees to USBFS:

Administration Fees Paid
Alpine Municipal Money Market Fund
2009	$22,506
2008	$21,615
2007	$47,963

Administration Fees Paid
Alpine Ultra Short Tax Optimized Income Fund
2009	$23,290
2008	$4,039
2007	$3,642

SHAREHOLDER ACCOUNTS

Purchasing Shares

As described under “How to Buy Shares” in the Prospectus, Investor Class shares of the Funds are offered for sale, without a sales charge, at the net asset value per share next computed after receipt of a purchase order by the Distributor of the Funds’ shares. Adviser Class shares of the Alpine Ultra Short Tax Optimized Income Fund are offered for sale, with a sales charge of 0.50%, at the net asset value per share next computed after receipt of a purchase order by the Distributor of the Fund’s shares.  The 0.50% sales charge may be waived on shares purchased through certain financial intermediaries that have entered into contractual agreements with the Distributor.  Net asset value is computed once daily for each Fund, on each day on which the New York Stock Exchange (“NYSE”) is open for business.  See “Determination of Net Asset Value.”

The Distributor of the Funds received the following sales charges from investors on sales of Alpine Ultra Short Tax Optimized Income Fund - Adviser Class shares:

	Gross Sales Charges Collected	Underwriting Commissions retained by Distributor
Alpine Ultra Short Tax Optimized Income Fund – Adviser Class
Fiscal year ended 10/31/09	$1,130,179	$0

Redeeming Shares

Redemption proceeds are normally paid as described in the Prospectuses.  However, the payment of redemption proceeds by the Funds may be postponed for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to determine fairly the value of its net assets, or (d) during any other period when the SEC, by order, so permits for the protection of shareholders.  Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist.  In addition, in the event that the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of a Fund to pay any redemption or redemptions in cash, a redemption payment by a Fund may be made in whole or in part by a distribution in-kind of portfolio securities, subject to applicable rules of the SEC.  Any securities distributed in-kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued in computing net asset value per share.  In the unlikely event that shares are redeemed in-kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash.  The Trust has elected to be governed by Rule 18f-l under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.

Exchange Privilege

As described under “Exchange Privilege” in the Funds’ Prospectuses, shareholders of each Fund may exchange their shares of that Fund for shares of the other Fund, based upon the relative net asset values per share of the Funds at the time the exchange is effected.

You may only exchange Adviser Class shares for Adviser Class shares and Investor Class shares for Investor Class shares.  The Funds may modify or terminate the exchange privilege at any time.

Determination of Net Asset Value

The Prospectuses describe the days on which the net asset value per share of the Funds are computed for purposes of purchases and redemptions of shares by investors, and also sets forth the times as of which such computations are made.  Net asset value is computed once daily, normally as of 4:00 p.m.  (Eastern time), on each day on which the NYSE is open.  The NYSE currently observes the following holidays: New Year’s Day; Martin Luther King Jr. Day (third Monday in January); Presidents’ Day (third Monday in February); Good Friday; Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Thanksgiving Day (fourth Thursday in November); and Christmas Day.

The value of a Fund’s net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund is determined.

In accordance with rules adopted by the SEC, the amortized cost method of valuation is used to determine the value of the investments held by Alpine Municipal Money Market Fund.  This method of valuation is used in seeking to maintain stable net asset values of $1.00 per share for Alpine Municipal Money Market Fund.  However, no assurance can be given that the Fund will be able to maintain stable share prices.

Amortized cost involves valuing a security at its cost and amortizing any discount or premium over the period remaining until the maturity of the security.  This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities.  The market values of debt securities purchased by Alpine Municipal Money Market Fund will generally fluctuate as a result of changes in the prevailing interest rate level and other factors.

In order to use the amortized cost method of valuation, Alpine Municipal Money Market Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase securities with remaining maturities of 397 days or less and to invest only in securities which have been determined by the Adviser, under procedures adopted by the Board of Trustees, to present minimal credit risks and to be of eligible credit quality under applicable regulations.

In addition, procedures have been adopted by the Board which are designed to stabilize, to the extent reasonably possible, the prices of shares of the Alpine Municipal Money Market Fund as computed for purposes of sales and redemptions at $1.00.  These procedures include review by the Board, at such intervals as it deems appropriate, to determine whether the net asset value per share calculated by using available market quotations deviates from the net asset value per share of $1.00 computed by using the amortized cost method.  If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be taken.  The Board will take such action as it deems appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two valuation methods.  Such action may include selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, redeeming shares in-kind, withholding dividends, paying distributions from capital gains, or utilizing a net asset value per share based upon available market quotations.

An example of how the Alpine Ultra Short Tax Optimized Income Fund calculated its net asset value per share as of October 31, 2009 is as follows:

Alpine Ultra Short Tax Optimized Income Fund – Investor Class

$1,462,216,815	=	$10.05
145,546,483

Alpine Ultra Short Tax Optimized Income Fund – Adviser Class

$211,643,324	=	$10.10
20,949,311

PORTFOLIO TRANSACTIONS AND BROKERAGE TRANSACTIONS

Decisions regarding the placement of orders to purchase and sell investments for the Funds are made by the Adviser, subject to the supervision of the Trustees.  It is anticipated that most purchase and sale transactions involving debt securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals.  Such transactions are normally effected on a net basis and generally do not involve payment of brokerage commissions.  However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter.  Purchases or sales from dealers will normally reflect the spread between the bid and ask price.

In placing orders for the purchase and sale of investments for the Funds, the Adviser places transactions with those brokers and dealers who they believe provide the most favorable prices and which are capable of providing efficient executions.  If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research or research related services to the Funds or the Adviser.  Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities.  The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit a Fund directly.  While such services are useful and important in supplementing their own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce their expenses.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Funds’ portfolio holdings information will be dated as of the end of each fiscal quarter and will be available with a lag time of up to 60 days from the end of each fiscal quarter. These reports are available, free of charge, on the IDEA database on the SEC’s website at www.sec.gov.

From time to time rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Funds’ portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least thirty days, as described above. In addition, the Funds’ Chief Compliance Officer, or a designated officer of the Trust, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a duty of confidentiality, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information. Rating and ranking organizations, the Funds’ service providers and pension plan sponsors and/or their consultants and any other entity are subject to these restrictions.

In addition, the Funds’ service providers, such as, custodian and transfer agent may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Adviser.  The Adviser will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Funds and its shareholders.  No consideration may be received by the Funds, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purpose for which it is furnished.

TAXES

The following is a summary discussion of the material U.S. federal income tax consequences that may be relevant to a shareholder of acquiring, holding and disposing of shares of a Fund.  This discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions.  This discussion addresses only U.S. federal income tax consequences to U.S. shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances. In addition, the discussion does not address any state, local or foreign tax consequences, and it does not address any U.S. federal tax consequences other than U.S. federal income tax consequences.  The discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations (possibly with retroactive effect).  No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting a Fund and its shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors to determine the specific tax consequences to them of investing in a Fund, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

Distributions of net investment income

Each Fund receives income generally in the form of dividends and interest on its investments.  This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you.  If you are a taxable investor, any distributions by the Fund from such income (other than qualified dividends) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder.  For federal income tax purposes, distributions of net investment income are generally taxable as ordinary income.  Distributions designated by a Fund as deriving from net gains on securities, including securities that generate tax-exempt income, held for more than one year will generally be taxable to shareholders as long-term capital gain, without regard to how long a shareholder has held shares of the Fund.  Long-term capital gain rates applicable to individuals and other non-corporate taxpayers have been temporarily reduced for taxable years beginning before January 1, 2011.  For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as qualified dividend income will be taxed in the hands of individuals and other non-corporate taxpayers at the rate applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

Information on the amount and tax character of distributions

The Funds will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions and dividends generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter, with a record date in such quarter, will be treated as paid in December of the pervious year.

Election to be taxed as a regulated investment company

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code.  As a RIC, a Fund generally pays no federal income tax on the income and gain it distributes to you.  The Trustees reserve the right not to maintain the qualification of the Fund as a RIC if they determine such a course of action to be beneficial to shareholders.  In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits.  To qualify as a RIC a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) net income from interests in “qualified publicly traded partnerships” (as defined in the Code); (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other RICs) of (i) any one issuer; (ii) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (iii) any one or more “qualified publicly traded partnerships” (as defined in the Code); and (iv) distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income (as defined in the Code, but without regard to the deduction for dividends paid) for such taxable year in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any U.S. federal income tax.  To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

Excise tax distribution requirements

To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemptions and Exchanges of Fund shares

Redemptions (including redemptions in-kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, or exchange them for shares of a different Alpine Fund, the IRS will require that you report any gain or loss on your redemption or exchange.  If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Redemptions at a loss within six months of purchase

Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any exempt interest dividends and long-term capital gain distributed to you by a Fund on those shares.

Wash sales

All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before the redemption of the loss shares and ending 30 days after the loss shares redemption.  Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. government securities

The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations

If you are a corporate shareholder, a percentage of the dividends to be paid by certain Funds for the most recent fiscal year may qualify for the dividends-received deduction.  You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends.  The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment.  All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.  If a Fund’s income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

Original Issue Discount, Market Discount, and Acquisition Discount

Some debt obligations that a Fund may invest in could be subject to special rules imposed by the Code, such as original issue discount, market discount or acquisition discount.  You should consult with your tax advisor with respect to the tax consequences of such special rules.

ADDITIONAL TAX INFORMATION

The tax information described in the section above applies to the Alpine Ultra Short Tax Optimized Income Fund, except as noted in this section.

Exempt-interest dividends

By meeting certain requirements of the Code, the Alpine Ultra Short Tax Optimized Income Fund will qualify to pay exempt-interest dividends to you.  These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to you.  In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state’s personal income taxes.  Most states generally do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from taxable income

The Alpine Ultra Short Tax Optimized Income Fund may earn taxable income from many sources, including on any temporary investments, the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, or ordinary income derived from the sale of market discount bonds.  Any distributions by the Alpine Ultra Short Tax Optimized Income Fund from such income will be taxable to you as ordinary income, and generally will not be treated as qualified dividends subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Alpine Ultra Short Tax Optimized Income Fund shares or receive them in cash.

Information on the amount and tax character of distributions

The Alpine Ultra Short Tax Optimized Income Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax.  If you have not held Alpine Ultra Short Tax Optimized Income Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund.  Taxable distributions declared by the Alpine Ultra Short Tax Optimized Income Fund in the previous calendar quarter, with a record date in such quarter, but paid in January are taxed to you as if paid in December.

Dividends-received deduction for corporations

Because the Alpine Ultra Short Tax Optimized Income Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Treatment of private activity bond interest

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states.  Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position.  If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Alpine Ultra Short Tax Optimized Income Fund.

Loss of status of securities as tax-exempt

Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Alpine Ultra Short Tax Optimized Income Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

PERFORMANCE INFORMATION

Calculation of Yield.   The yield calculation reflected in the Prospectus is based on a hypothetical account having a balance of exactly one share of a Fund at the beginning of the seven-day period.  The base period return is the net change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes.  Yield will vary as interest rates and other conditions change.

Yields also depend on the quality, length of maturity and type of instruments held and operating expenses of the Fund.  The Adviser has voluntarily agreed to waive its fees and to reimburse certain expenses of each Fund.  The yield quoted will reflect the effect of this fee waiver and reimbursement of expenses without which the yield would be lower.

Effective yield is computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

Effective yield = [(base period return + 1) 365/7] - l

The tax equivalent yield of the shares of Alpine Municipal Money Market Fund is computed by dividing that portion of the yield of the Fund (computed as described above) that is tax-exempt by an amount equal to one minus the stated federal income tax rate (normally assumed to be the maximum applicable marginal tax bracket rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt.  The effective yield for the Alpine Municipal Money Market Fund for the fiscal period ended October 31, 2009 was as follows:

Tax-exempt Effective Yield
Alpine Municipal Money Market Fund - Investor Class	0.42%

Calculation of Total Return.  The Funds may also disseminate quotations of their average annual total return and other total return data from time to time.  Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period.  In making these computations, all dividends and distributions are assumed to be reinvested and all applicable recurring and non-recurring expenses are taken into account.  The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment amount, for various periods.

TOTAL RETURN

Average annual total return quotations used in the Prospectuses are calculated according to the following formula:

Return Before Taxes

P(1 + T)n = ERV

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.  Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.  Average annual total return assumes the reinvestment of all dividends and distributions.

Return After Taxes on Distributions

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions but not after taxes on redemption.

Return After Taxes on Distributions and Sale of Shares

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions and redemption.

Alpine Ultra Short Tax Optimized Income Fund may publish quotations of “yield” and “tax equivalent yield” in the Prospectuses for each of its classes.

The yield of Alpine Ultra Short Tax Optimized Income Fund is computed by dividing its net investment income (determined in accordance with the following SEC formula) earned during a recent 30-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semiannual) basis and then they are annualized. Yield will be calculated using the following SEC formula:

The SEC standardized yield formula is as follows:

YIELD = 2 [(a-b + 1)6 - 1]
                      cd

Where:

a =	dividends and interest earned during the period.
b =	expenses accrued for the period (net of reimbursements).
c =	the average daily number of shares outstanding during the period that were entitled to receive dividends.
d =	the maximum offering price per share on the last day of the period.

The tax equivalent yield is calculated by determining that portion of the yield of the Fund, computed by dividing the yield of the Fund (as computed above) that is tax-exempt by an amount equal to one minus the stated federal income tax rate (normally assumed to be the maximum applicable marginal tax bracket rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt.

Tax equivalent effective yield is computed in the same manner as tax equivalent yield, except that effective yield is substituted for yield in the calculation.

Yield and total return quotations are based upon the historical performance of the Funds and are not intended to indicate future performance.  The yield and total return of the Funds fluctuate and will depend upon not only changes in prevailing interest rates, but also upon any realized gains and losses and changes in the Funds’ expenses.

GENERAL INFORMATION

Capitalization and Organization

Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

The Trustees are authorized to classify and reclassify any issued class of shares of the Fund into shares of one or more classes of such Fund and to reclassify and issue any unissued shares to any number of additional series without shareholder approval.  Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of the Trust with different investment objectives, policies or restrictions, additional series or classes of shares may be created.  Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the State of Delaware.  If shares of another series of the Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes.  Generally, shares of all portfolios, including the Funds, would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner.  As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately.  In addition the Trustees may, in the future, create additional classes of shares of a Fund.  Except for the different distribution related and other specific costs borne by classes of shares of a Fund that may be created in the future, each such class will have the same voting and other rights described as the other class or classes of such Fund.

Under the Trust’s Declaration of Trust (“Declaration of Trust”), each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act.

Any Trustee may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Funds.  A meeting of shareholders for the purpose of electing or removing one or more Trustees will be called (i) by the Trustees upon their own vote, or (ii) upon the demand of a shareholder or shareholders owning shares representing 10% or more of the outstanding shares.  The rights of the holders of shares of a series of a Trust may not be modified except by the vote of a majority of the outstanding shares of such series.

Trustee and Officer Liability.  Under the Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act which prohibit indemnification, which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.

Shareholder Liability.  Under Delaware law, shareholders of a Fund could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholder’s investment.  However, the Declaration of Trust disclaims liability of shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

Independent Registered Public Accounting Firm.  Deloitte & Touche LLP, 555 East Wells Street, Milwaukee, Wisconsin 53202, is the independent registered public accounting firm of the Trust.

Legal Counsel.  Blank Rome LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174 serves as counsel to the Trust.

ADDITIONAL INFORMATION

All shareholder inquiries may be directed to the shareholder’s broker, or may be directed to a Fund at the address or telephone number shown on the front cover of this Statement of Additional Information.  This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act.  Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

FINANCIAL STATEMENTS

The Funds’ financial statements appearing in their most current fiscal year Annual Report to shareholders and the report of Deloitte & Touche LLP, the Funds’ independent registered public accounting firm appearing therein, are incorporated by reference in this SAI.  The Annual Reports to Shareholders for each Fund, which contain the referenced statements, are available upon request and without charge.

APPENDIX A — DESCRIPTION OF SECURITY RATINGS

SHORT-TERM RATINGS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor's Underlying Rating)
This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor's maintains surveillance of an issue with a published SPUR.

Dual Ratings
Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

The ratings and other credit related opinions of Standard & Poor's and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor's assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision.  Standard &Poor's opinions and analyses do not address the suitability of any security. Standard & Poor's Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor's has obtained information from sources it believes to be reliable, Standard & Poor's does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

i
This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation.  The 'i' subscript indicates that the rating addresses the interest portion of the obligation only.  The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal.  For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

L
Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p
This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The 'p' subscript indicates that the rating addresses the principal portion of the obligation only.  The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest.  For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi
Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer's management and therefore may be based on less comprehensive information than ratings without a 'pi' subscript.  Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

pr
The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary
Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

—
Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.  Assignment of a final rating is conditional on the receipt and approval by Standard & Poor's of appropriate documentation.  Changes in the information provided to Standard & Poor's could result in the assignment of a different rating. In addition, Standard & Poor's reserves the right not to issue a final rating.

—
Preliminary ratings are assigned to Rule 415 Shelf Registrations.  As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies.  The final rating may differ from the preliminary rating.

t
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited
Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*
This symbol indicated continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.  Discontinued use in January 2001.

q
A 'q' subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

r
The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating.  The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis.  An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody's observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to "attractiveness". The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgements about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at "worst" possibilities in the "visible" future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody's ratings are not made with these bank regulations in mind. Moody's Investors Service's own judgement as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody's ratings.

Moody's ratings represent the opinion of Moody's Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody's publications. Reference should be made to these statements for information regarding the issuer. Moody's ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term  Ratings

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below 'AAA', and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a 'AAA' Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as 'AAA(arg)' for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency's National Short-Term Rating definitions for 'F1+(xxx)', 'F1(xxx)', 'F2(xxx)' and 'F3(xxx)' may be substituted by the regulatory scales, e.g. 'A1+', 'A1', 'A2' and 'A3'. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency's web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a "+" is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

"+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-Term National Rating category, to categories below 'CCC(xxx)', or to Short-Term National Ratings other than 'F1(xxx)'.

LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

—	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—	Nature of and provisions of the obligation;

—
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA
An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated 'D' is in payment default.  The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The 'D' rating  also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)
The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings
Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody's Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch’s National Long-Term Credit Ratings

AAA(xxx)
'AAA' National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
'AA' National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country's highest rated issuers or obligations.

A(xxx)
'A' National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
'BBB' National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
'BB' National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
'B' National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
'CCC' National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
'CC' National Ratings denote that default of some kind appears probable.

C(xxx)
'C' National Ratings denote that default is imminent.

D(xxx)
'D' National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

"+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-Term National Rating category, to categories below 'CCC(xxx)', or to Short-Term National Ratings other than 'F1(xxx)'.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

—	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings  beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

ALPINE INCOME TRUST
PART C - OTHER INFORMATION

ITEM 28.  EXHIBITS

Number  Description

(a)	Declaration of Trust, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A filed on October 3, 2002, and incorporated herein by reference.

(b)	By-Laws, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A filed on October 3, 2002, and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders, incorporated by reference to the Declaration of Trust and By-Laws.

(d)
Form of Investment Advisory Agreement, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(e)
Distribution Agreement with Quasar Distributors, LLC, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(f)	Bonus or Profit Sharing Contracts – Not Applicable.

(g)	Custody Agreement

(1) Form of Custody Agreement with U.S. Bank, National Association, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(2) Amendment dated August 14, 2007 to the Custody Agreement dated December 2, 2002 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(h)	Other Material Contracts.

(1)	Fund Accounting Servicing Agreement

(a)
 Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(b)
Fund Accounting Servicing Agreement with U.S. Bancorp Funds Services dated April 13, 2006, previously filed with the Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A on December 29, 2009 and is incorporated by reference.

(c)
 Amendment dated August 14, 2007 to the Fund Accounting Servicing Agreement dated April 13, 2006 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(2)
Prospect Servicing Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(3)
Expense Limitation Agreement between Registrant on behalf of Alpine Municipal Money Market Fund and Alpine Management & Research, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(4)
Expense Limitation Agreement between Registrant on behalf of Alpine Tax Optimized Income Fund and Alpine Management & Research, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(5)	Power of Attorney

(a)	Previously filed with the Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A on September 10, 2003 and is incorporated by reference.

(b)	Previously filed with the Registrant’s Post-Effective Amendment No.7 to its Registration Statement on Form N-1A on March 1, 2005 and is incorporated by reference.

(c)	Power of Attorney – previously filed with the Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A on December 29, 2009 and is incorporated by reference.

(6)	Fund Administration Servicing Agreement

(a)
Administration Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(b)
 Amendment dated November 1, 2004 to the Fund Administration Servicing Agreement, dated as of the 22nd day of September, 2003 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(c)
Addendum dated as of this 30th day of November, 2006 to the Fund Administration Servicing Agreement, dated as of September 22, 2003, as amended November 1, 2004 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(d)
 Amendment dated August 14, 2007 to the Fund Administration Servicing Agreement dated September 22, 2006, as amended November 1, 2004 and November 30, 2006 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(7)	Transfer Agent Servicing Agreement

(a)
Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(b)
 Amendment dated as of November 1, 2004 to the Transfer Agent Servicing Agreement, dated as of the 22nd day of September, 2003 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(c)
Amendment dated as of February 17, 2006 to the Transfer Agent Servicing Agreement, dated as of September 22, 2003, as amended November 1, 2004 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(d)
Amendment dated August 14, 2007 to the Transfer Agent Servicing Agreement dated September 22, 2006, as amended November 1, 2004 and February 17, 2006 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(i)	Consent of Counsel - previously filed with the Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A on December 29, 2009 and is incorporated by reference.

(j)	Consent of Independent Registered Public Accounting Firm - filed herewith

(k)	Omitted Financial Statements – Not Applicable.

(l)
Initial Capital Agreement, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(m)	(i)
Distribution Plan of Adviser Class Shares of the Alpine Tax Optimized Income Fund, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(ii)
Distribution Plan of Adviser Class Shares of the Alpine Municipal Money Market Fund, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(n)
Multiple Class Plan for Alpine Income Trust, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(o)	Reserved

(p)	Code of Ethics

(i)
Joint Code of Ethics of Registrant and Alpine Management & Research, LLC, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(ii)
 Joint Code of Ethics as amended September 24, 2007 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 30.  INDEMNIFICATION

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of Registrant’s Declaration of Trust provides that if any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

Pursuant to Article VII, Section 2 of the Declaration of Trust, the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and pursuant to Article VI of Registrant’s By-Laws, officers, Trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant.

Registrant intends to maintain an insurance policy insuring its officers and Trustees against certain liabilities, and certain costs of defending claims against such officers and Trustees, and to bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See “Management of the Fund” in the Prospectuses constituting Part A of this Registration Statement and “Management” in the Statement of Additional Information constituting Part B of this Registration Statement.

The information required by this item with respect to Alpine Woods Capital Investors, LLC is incorporated by reference to the Form ADV (File No. 801-55110) of Alpine Woods Capital Investors, LLC.

ITEM 32.  PRINCIPAL UNDERWRITER.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters' Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
First American Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
First American Investment Funds, Inc.	PineBridge Mutual Funds
First American Strategy Funds, Inc.	PRIMECAP Odyssey Funds
Fort Pitt Capital Funds	Professionally Managed Portfolios
Glenmede Fund, Inc.	Prospector Funds, Inc.
Glenmede Portfolios	Purisima Funds
Greenspring Fund, Inc.	Quaker Investment Trust
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding Loevner Funds, Inc.	Rockland Funds Trust
Hennessy Funds Trust	Thompson Plumb Funds, Inc.
Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust for Professional Managers
Hennessy SPARX Funds Trust	USA Mutuals Funds
Hotchkis & Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)           Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
Registrant’s Custodian	U.S. Bank, National Association 1555 N. RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

ITEM 34. MANAGEMENT SERVICES
Not Applicable

ITEM 35. UNDERTAKINGS
Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of February, 2010.

ALPINE INCOME TRUST
By: /s/ Samuel A. Lieber
             Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Registrant has been signed below by the following persons in the capacities and on February 26, 2010.

SIGNATURES	TITLE

/s/ Samuel A. Lieber Samuel A. Lieber	President and Trustee (Principal Executive Officer)

Laurence B. Ashkin* Laurence B. Ashkin	Trustee

H. Guy Leibler* H. Guy Leibler	Trustee

Jeffrey Wacksman* Jeffrey Wacksman	Trustee

James A. Jacobson** James A. Jacobson	Trustee

/s/ Samuel A. Lieber
Samuel A. Lieber

*Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on September 10, 2003 and incorporated by reference and Power of Attorney filed on February 28, 2005.

**Attorney-in-Fact pursuant to Power of Attorney previously filed with the Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A on December 29, 2009 and is incorporated by reference.

ALPINE INCOME TRUST

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j